1933 Act Registration No. 33-02633
                                       1940 Act File No. 811-4552

               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D. C.  20549

                            FORM N-1A

                  REGISTRATION STATEMENT UNDER

                   THE SECURITIES ACT OF 1933            [X]
                Post-Effective Amendment No. 31          [X]
                               and
                  REGISTRATION STATEMENT UNDER
              THE INVESTMENT COMPANY ACT OF 1940         [X]
                        Amendment No. 32                 [X]

                    STEIN ROE INCOME TRUST

         One South Wacker Drive, Chicago, Illinois  60606
               Telephone Number:  1-800-338-2550

    Jilaine Hummel Bauer          Cameron S. Avery
    Executive Vice-President      Bell, Boyd & Lloyd
       & Secretary                Three First National Plaza
    Stein Roe Income Trust        Suite 3300
    One South Wacker Drive        70 W. Madison Street
    Chicago, Illinois  60606      Chicago, Illinois  60602
                     (Agents for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on February 19, 1997 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of rule 485

Registrant has previously elected to register pursuant to Rule 24f-2 an indefinite number of shares of beneficial interest of the following series: Stein Roe Income Fund, Stein Roe Cash Reserves Fund, Stein Roe Government Reserves Fund, Stein Roe Government Income Fund, Stein Roe Intermediate Bond Fund, and Stein Roe High Yield Fund. The Rule 24f-2 Notice for the fiscal year ended June 30, 1996 was filed on August 14, 1996.

This amendment to the Registration Statement has also been signed by SR&F Base Trust as it relates to Stein Roe High Yield Fund.

                     STEIN ROE INCOME TRUST
                     CROSS REFERENCE SHEET

ITEM
NO.    CAPTION
-----  -------

                 PART A (MONEY MARKET FUNDS PROSPECTUS
                       AND BOND FUNDS PROSPECTUS)
1      Front cover
2      Fee Table; Summary
3 (a)  Financial Highlights
  (b)  Inapplicable
  (c)  [Money Market Funds] The Funds; [Bond Funds] Investment
       Return
  (d)  [Money Market Funds] Inapplicable; [Bond Funds] Financial
       Highlights
4 Organization and Description of Shares; The Funds; How the Funds Invest; Restrictions on the Funds' Investments; Risks and Investment Considerations; Summary--Investment Risks; [Bond Funds] Portfolio Investments and Strategies
5 (a)  Management of the Funds--Trustees and Investment Adviser
  (b)  Management of the Funds--Trustees and Investment Adviser,
       Fees and Expenses
  (c) [Money Market Funds] Inapplicable; [Bond Funds] Management of the Funds--Portfolio Managers
  (d)  Inapplicable
  (e)  Management of the Funds--Transfer Agent
  (f)  Management of the Funds--Fees and Expenses; Financial
       Highlights
  (g)  Inapplicable
5A     Inapplicable
6 (a) Organization and Description of Shares; see statement of additional information: General Information and History
  (b)  Inapplicable
  (c)  Organization and Description of Shares
  (d)  Organization and Description of Shares
  (e)  Summary
  (f)  Shareholder Services; Distributions and Income Taxes
  (g)  Distributions and Income Taxes
  (h) [Bond Funds] Organization and Description of Shares--Special Considerations Regarding Master Fund/Feeder Fund Structure
7      How to Purchase Shares
  (a)  Management of the Funds--Distributor
  (b)  How to Purchase Shares--Purchase Price and Effective Date;
       Net Asset Value
  (c)  Inapplicable
  (d)  How to Purchase Shares
  (e)  Inapplicable
  (f)  Inapplicable
8 (a)  How to Redeem Shares; Shareholder Services
  (b)  How to Purchase Shares--Purchases Through Third Parties
  (c)  How to Redeem Shares--General Redemption Policies
  (d)  How to Redeem Shares--General Redemption Policies
9      Inapplicable

           PART A (DEFINED CONTRIBUTION PLAN PROSPECTUSES)
1      Front cover
2      Fee Table
3 (a)  Financial Highlights
  (b)  Inapplicable
  (c) [Cash Reserves and Government Reserves] The Funds; [Government Income Fund, Intermediate Bond Fund, and Income Fund] Investment Return
  (d) [Cash Reserves and Government Reserves] Inapplicable; [Government Income Fund, Intermediate Bond Fund, and Income Fund] Financial
       Highlights
4 Organization and Description of Shares; The Fund; How the Fund Invests; Restrictions on the Fund's Investments; Risks and Investment Considerations; [Government Income Fund, Intermediate Bond Fund, and Income Fund] Portfolio Investments and Strategies
5 (a)  Management of the Fund--Trustees and Investment Adviser
  (b)  Management of the Fund--Trustees and Investment Adviser,
       Fees and Expenses
  (c) [Cash Reserves and Government Reserves] Inapplicable; [Government Income Fund, Intermediate Bond Fund, Income Fund] Management of the Fund--Portfolio Managers
  (d)  Inapplicable
  (e)  Management of the Fund--Transfer Agent
  (f)  Management of the Fund--Fees and Expenses; Financial
       Highlights
  (g)  Inapplicable
5A     Inapplicable
6 (a) Organization and Description of Shares; see statement of additional information: General Information and History
  (b)  Inapplicable
  (c)  Organization and Description of Shares
  (d)  Organization and Description of Shares
  (e)  For More Information
  (f)  Distributions and Income Taxes
  (g)  Distributions and Income Taxes
  (h)  Inapplicable
7      How to Purchase Shares
  (a)  Management of the Fund--Distributor
  (b)  How to Purchase Shares; Net Asset Value
  (c)  Inapplicable
  (d)  How to Purchase Shares
  (e)  Inapplicable
  (f)  Inapplicable
8 (a)  How to Redeem Shares
  (b)  Inapplicable
  (c)  Inapplicable
  (d)  Inapplicable
9      Inapplicable

            PART B.  STATEMENT OF ADDITIONAL INFORMATION
10     Cover page
11     Table of Contents
12     General Information and History
13 Investment Policies; Portfolio Investments and Strategies; Investment Restrictions
14     Management
15(a)  Inapplicable
  (b)  Principal Shareholders
  (c)  Principal Shareholders
16(a)  Investment Advisory Services; Management; see prospectus:
       Management of the Funds
  (b)  Investment Advisory Services
  (c)  Inapplicable
  (d)  Investment Advisory Services
  (e)  Inapplicable
  (f)  Inapplicable
  (g)  Inapplicable
  (h)  Custodian; Independent Auditors
  (i)  Transfer Agent
17(a)  Portfolio Transactions
  (b)  Inapplicable
  (c)  Portfolio Transactions
  (d)  Portfolio Transactions
  (e)  Portfolio Transactions
18     General Information and History
19(a) Purchases and Redemptions; see prospectus: How to Purchase Shares, How to Redeem Shares, Shareholder Services
  (b) Purchases and Redemptions; Additional Information on the Determination of Net Asset Value of the Money Market Funds; see prospectus: Net Asset Value
  (c)  Purchases and Redemptions
20 Additional Income Tax Considerations; Portfolio Investments and Strategies--Taxation of Options and Futures
21(a)  Distributor
  (b)  Inapplicable
  (c)  Inapplicable
22     Investment Performance
23     Financial Statements

                                PART C
24     Financial Statements and Exhibits
25     Persons Controlled By or Under Common Control with
       Registrant
26     Number of Holders of Securities
27     Indemnification
28     Business and Other Connections of Investment Adviser
29     Principal Underwriters
30     Location of Accounts and Records
31     Management Services
32     Undertakings

The Prospectuses relating to Stein Roe Income Fund, Stein Roe Government Income Fund, Stein Roe Intermediate Bond Fund, Stein Roe Cash Reserves Fund, Stein Roe Government Reserves Fund, and Stein Roe High Yield Fund, each a series of Stein Roe Income Trust, are not affected by the filing of this post-effective amendment No. 31.

  Statement of Additional Information Dated November 1, 1996
      as revised and supplemented through February 19, 1997


                     STEIN ROE INCOME TRUST

                 MONEY MARKET FUNDS
                 STEIN ROE CASH RESERVES FUND
                 STEIN ROE GOVERNMENT RESERVES FUND

                 BOND FUNDS
                 STEIN ROE GOVERNMENT INCOME FUND
                 STEIN ROE INTERMEDIATE BOND FUND
                 STEIN ROE INCOME FUND
                 STEIN ROE HIGH YIELD FUND

  Suite 3200, One South Wacker Drive, Chicago, Illinois 60606
                           800-338-2550

     This Statement of Additional Information is not a prospectus but provides additional information that should be read in conjunction with the Money Market Funds' Prospectus and the Bond Funds' Prospectus dated November 1, 1996 and any supplements thereto. A Prospectus may be obtained at no charge by telephoning 800-338-2550.

                      TABLE OF CONTENTS
                                                    Page
General Information and History.......................2
Investment Policies...................................3
    Cash Reserves.....................................4
    Government Reserves...............................6
    Government Income Fund............................7
    Intermediate Bond Fund............................8
    Income Fund.......................................9
    High Yield Fund..................................10
Portfolio Investments and Strategies.................11
Investment Restrictions..............................29
Additional Investment Considerations.................32
Purchases and Redemptions............................33
Management...........................................34
Financial Statements.................................37
Principal Shareholders...............................38
Investment Advisory Services.........................39
Distributor..........................................41
Transfer Agent.......................................42
Custodian............................................42
Independent Auditors.................................43
Portfolio Transactions...............................43
Additional Income Tax Considerations.................45
Additional Information on the Determination of Net
  Asset Value of the Money Market Funds..............46
Investment Performance...............................47
Appendix--Ratings....................................54

              GENERAL INFORMATION AND HISTORY


     Stein Roe Cash Reserves Fund, Stein Roe Government Reserves Fund, Stein Roe Government Income Fund, Stein Roe Intermediate Bond Fund, Stein Roe Income Fund, and Stein Roe High Yield Fund are series of the Stein Roe Income Trust ("Income Trust"). Each series of Income Trust other than Stein Roe High Yield Fund ("High Yield Fund") invests in a separate portfolio of securities and other assets, with its own objectives and policies. High Yield Fund invests all of its net investable assets in SR&F High Yield Portfolio ("High Yield Portfolio"), which is a series of SR&F Base Trust ("Base Trust"). High Yield Fund and High Yield Portfolio have identical investment objectives and substantially identical investment policies.


     As used herein, "Cash Reserves" refers to the series of Income Trust designated Stein Roe Cash Reserves Fund, "Government Reserves" refers to the series of the Trust designated Stein Roe Government Reserves Fund, "Government Income Fund" refers to the series of the Trust designated Stein Roe Government Income Fund, "Intermediate Bond Fund" refers to the series of the Trust designated Stein Roe Intermediate Bond Fund, and "Income Fund" refers to the series of the Trust designated Stein Roe Income Fund. The term "Money Market Funds" refers to Cash Reserves and Government Reserves, and the term "Bond Funds" refers to Income Fund, Government Income Fund, Intermediate Bond Fund, Income Fund, High Yield Fund, and High Yield Portfolio. The series of Income Trust are referred to collectively as "the Funds."

     On November 1, 1995, the name of Income Trust was changed from SteinRoe Income Trust to Stein Roe Income Trust. Prior to November 1, 1995, Cash Reserves, Government Reserves, Government Income Fund, Intermediate Bond Fund and Income Fund were named SteinRoe Cash Reserves, SteinRoe Government Reserves, SteinRoe Government Income Fund, SteinRoe Intermediate Bond Fund and SteinRoe Income Fund, respectively. Prior to April 2, 1990, SteinRoe Government Income Fund was named SteinRoe Governments Plus and SteinRoe Intermediate Bond Fund was named SteinRoe Managed Bonds. SteinRoe Income Fund was named SteinRoe High-Yield Bonds prior to November 1, 1989.


     Currently six series of Income Trust are authorized and outstanding. Each share of a series, without par value, is entitled to participate pro rata in any dividends and other distributions declared by the Board on shares of that series, and all shares of a series have equal rights in the event of liquidation of that series. Each whole share (or fractional share) outstanding on the record date established in accordance with the By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). As a business trust, Income Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of Income Trust's outstanding shares, Income Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940. All shares of Income Trust are voted together in the election of trustees. On any other matter submitted to a vote of shareholders, shares are voted by individual series and not in the aggregate, except that shares are voted in the aggregate when required by the Investment Company Act of 1940 or other applicable law. When the Board of Trustees determines that the matter affects only the interests of one or more series, shareholders of the unaffected series are not entitled to vote on such matters.


     Stein Roe & Farnham Incorporated (the "Adviser") provides administrative and accounting and recordkeeping services to the Funds and High Yield Portfolio and provides investment advisory services to Cash Reserves, Government Reserves, Income Fund, Government Income Fund, Intermediate Bond Fund, Income Fund, and High Yield Portfolio.

SPECIAL CONSIDERATIONS REGARDING MASTER FUND/FEEDER FUND
STRUCTURE


     Rather than invest in securities directly, each Fund may seek to achieve its objective by pooling its assets with assets of other investment companies for investment in another mutual fund having the same investment objective and substantially the same investment policies as the Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs. The Adviser is expected to manage any such mutual fund in which a Fund would invest. Such investment would be subject to determination by the Trustees that it was in the best interests of the Fund and its shareholders, and shareholders would receive advance notice of any such change. The only Fund currently operating under the Master Fund/Feeder Fund structure is High Yield Fund, which commenced operations on November 1, 1996, as a feeder fund. For more information, please refer to the Prospectus under the caption Organization and Description of Shares--Special Considerations Regarding the Master Fund/Feeder Fund Structure.


                    INVESTMENT POLICIES

     The following information supplements the discussion of the Funds' and High Yield Portfolio's respective investment objectives and policies described in the Prospectus. In pursuing its objective, each Fund will invest as described below and may employ the investment techniques described in the Prospectus and elsewhere in this Statement of Additional Information. Investments and strategies that are common to two or more Funds are described under Portfolio Investments and Strategies. The investment objective of each Fund and High Yield Portfolio is a non-fundamental policy and may be changed by the Board of Trustees without the approval of a "majority of the outstanding voting securities" /1/ of that Fund or Portfolio.
-----------------
/1/ A "majority of the outstanding voting securities" means the approval of the lesser of (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy or (ii) more than 50% of the outstanding shares of the Fund.
----------------

CASH RESERVES

     This Fund seeks to obtain maximum current income consistent with the preservation of capital and the maintenance of liquidity by investing all of its assets in U.S. dollar-denominated money market instruments maturing in thirteen months or less from time of investment. Each security must be rated (or be issued by an issuer that is rated with respect to its short-term debt) within the highest rating category for short-term debt by at least two nationally recognized statistical rating organizations ("NRSRO") (or, if rated by only one NRSRO, by that rating agency) or, if unrated, determined by or under the direction of the Board of Trustees to be of comparable quality. These securities may include:

(1) Securities issued or guaranteed by the U.S. Government or by its agencies or instrumentalities ("U.S. Government Securities");
(2) Securities issued or guaranteed by the government of any foreign country that are rated at time of purchase A or better (or equivalent rating) by at least one NRSRO;
(3) Certificates of deposit, bankers' acceptances and time deposits of any bank (U.S. or foreign) having total assets in excess of $1 billion, or the equivalent in other currencies (as of the date of the most recent available financial statements) or of any branches, agencies or subsidiaries (U.S. or foreign) of any such bank;
(4) Commercial paper of U.S. or foreign issuers;
(5) Notes, bonds, and debentures rated at time of purchase A or better (or equivalent rating) by at least one NRSRO;
(6) Repurchase agreements /2/ involving securities listed in (1)
    above;
(7) Other high-quality short-term debt obligations.
---------------
/2/ A repurchase agreement involves the sale of securities to the Fund, with the concurrent agreement of the seller to repurchase the securities at the same price plus an amount equal to an agreed-upon interest rate, within a specified time. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses.
---------------

     The Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share and not in excess of 90 days. It is a fundamental policy which may not be changed without the approval of a majority of the outstanding voting securities, that the maturity of any instrument that grants the holder the right to redeem at par plus interest and without penalty will be deemed at any time to be the next date provided for payment on exercise of such optional redemption right.

     It is the Fund's intention, as a general policy, to hold securities to maturity. However, the Fund may attempt, from time to time, to increase its yield by trading to take advantage of variations in the markets for short-term money market instruments. In addition, redemptions of the Fund's shares could necessitate the sale of portfolio securities and these sales may occur when such sales would not otherwise be desirable. While the Fund seeks to invest in high-quality money market instruments, these investments are not entirely without risk. An increase in interest rates will generally reduce the market value of the Fund's portfolio investments and a decline in interest rates will generally increase the market value of the Fund's portfolio investments. Investments in instruments other than U.S. Government Securities are also subject to default by the issuer.

     Because the Fund's investment policy permits it to invest in: securities of foreign branches of U.S. banks (Eurodollars), U.S. branches of foreign banks (Yankee dollars), and foreign banks and their foreign branches, such as negotiable certificates of deposit; securities of foreign governments; and securities of foreign issuers, such as commercial paper and corporate notes, bonds and debentures, investment in that Fund might involve risks that are different in some respects from an investment in a fund that invests only in debt obligations of U.S. domestic issuers. Such risks may include future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on securities held in the portfolio, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on securities in the Fund's portfolio. Additionally, there may be less public information available about foreign banks and their branches. Foreign banks and foreign branches of foreign banks are not regulated by U.S. banking authorities, and generally are not bound by accounting, auditing, and financial reporting standards comparable to U.S. banks.

     The Fund may invest in notes and bonds that bear floating or variable rates of interest, and that ordinarily have stated maturities in excess of thirteen months, but permit the holder to demand earlier payment of principal and accrued interest, upon not more than 30 days' advance notice, at any time or after stated intervals not exceeding thirteen months. Such instruments are commonly referred to as "demand" obligations. Variable rate demand notes include master demand notes, which are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a right, after a given period, to prepay the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time the rate changes. The interest rate on a variable rate obligation is adjusted automatically at the end of specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments will generally be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations that are not so rated only if the Board of Trustees determines that the obligations are of comparable quality to the other obligations in which the Fund may invest.

     The Fund may purchase from financial institutions participation interests in securities. A participation interest gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security. The Fund may also purchase certificates of participation, such as participations in a pool of mortgages or credit card receivables.
Participation interests and certificates of participation both may have fixed, floating or variable rates of interest with remaining maturities of one year or less. If these instruments are unrated, or have been given a rating below that which is permissible for purchase by the Fund, they will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government Securities, or, in the case of unrated participation interests, the Board of Trustees must have determined that the instrument is of comparable quality to those instruments in which the Fund may invest.

     Under normal market conditions, the Fund will invest at least 25% of its assets in securities of issuers in the financial services industry. This policy may cause the Fund to be more adversely affected by changes in market or economic conditions and other circumstances affecting the financial services industry. The financial services industry includes issuers that, according to the Directory of Companies Required to File Annual Reports with the Securities and Exchange Commission, are in the following categories: State banks; national banks; savings and loan holding companies; personal credit institutions; business credit institutions; mortgage-backed securities; financial services; security and commodity brokers, dealers and services; life, accident and health insurance carriers; fire, marine, casualty and surety insurance carriers; insurance agents, brokers and services.

GOVERNMENT RESERVES

     This Fund seeks to obtain maximum current income consistent with safety of capital and maintenance of liquidity by investment in U.S. Government Securities maturing in thirteen months or less from the date of purchase. These securities include:

(1) Securities issued by the U.S. Treasury;
(2) Securities issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government that are backed by the full faith and credit guarantee of the U.S. Government;
(3) Securities issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government that are not backed by the full faith and credit guarantee of the U.S. Government;
(4) Repurchase agreements for securities listed in (1), (2), and
    (3) above, regardless of the maturities of such underlying securities.

     U.S. Government Securities include: (i) bills, notes, bonds, and other debt securities, differing as to maturity and rates of interest, that are issued by and are direct obligations of the U.S. Treasury; and (ii) other securities that are issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government and that include, but are not limited to, Federal Farm Credit Banks, Federal Home Loan Banks, Government National Mortgage Association, Farmers Home Administration, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.

     Because the Fund's investment policy permits it to invest in U.S. Government Securities that are not backed by the full faith and credit of the U.S. Treasury, investment in the Fund may involve risks that are different in some respects from an investment in a fund that invests only in securities that are backed by the full faith and credit of the U.S. Treasury. Such risks may include a greater risk of loss of principal and interest on the securities in the Fund's portfolio that are supported only by the issuing or guaranteeing agency or instrumentality and, accordingly, the Fund must look principally or solely to that entity for ultimate repayment.

     The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result thereof more than 10% of its net assets (taken at market value at the time of the investment) would be invested in illiquid securities, including repurchase agreements maturing in more than seven days; however, there is otherwise no limitation on the percentage of the Fund's assets that may be invested in repurchase agreements. The Fund will enter into repurchase agreements only where (i) the underlying securities are U.S. Government Securities and (ii) the seller agrees that the value of the underlying U.S. Government Securities, including accrued interest (if purchased), will at all times be equal to or exceed the value of the repurchase agreement.

     The Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, and, in any case, not in excess of 90 days.

     It is the Fund's intention, in general, to hold securities to maturity. However, the Fund may attempt, from time to time, to increase its yield by trading to take advantage of variations in the markets for U.S. Government Securities. In addition, redemptions of the Fund's shares could necessitate the sale of portfolio securities, and such sales may occur at times when sales would not otherwise be desirable. An increase in prevailing interest rates will generally reduce the value of the Fund's portfolio investments, and a decline in prevailing interest rates will generally increase the market value of the Fund's portfolio investments.

GOVERNMENT INCOME FUND

     This Fund's investment objective is to provide a high level of current income. It invests primarily in U.S. Government
Securities.

     Because the Fund's investment policy permits it to invest in U.S. Government Securities that are not backed by the full faith and credit of the U.S. Treasury, investment in the Fund may involve risks that are different in some respects from an investment in a fund that invests only in securities that are backed by the full faith and credit of the U.S. Treasury. Such risks may include a greater risk of loss of principal and interest on the securities in the Fund's portfolio that are supported only by the issuing or guaranteeing U.S. Government agency or instrumentality since the Fund must look principally or solely to that entity for ultimate repayment.

     Depending on market conditions, the Fund may invest a substantial portion of its assets in mortgage-backed debt securities issued by GNMA, FNMA, and FHLMC.

     Under normal market conditions, the Fund will invest at least 80% of its assets in U.S. Government Securities. The Fund may also invest up to 20% of its assets in other types of debt securities, including debt securities of domestic issuers and of foreign issuers payable in U.S. dollars, collateralized mortgage obligations ("CMOs") and in principal portions or coupon portions of U.S. Government Securities that have been separated (stripped) by banks, brokerage firms, or other entities. CMOs are securities collateralized by mortgages and mortgage-backed securities. CMOs are not guaranteed by either the U.S. Government or by its agencies or instrumentalities. Stripped securities are usually sold separately in the form of receipts or certificates representing undivided interests in the stripped portion. Stripped securities may be more volatile than non-stripped securities. The staff of the Securities and Exchange Commission believes that stripped securities are illiquid. The Fund has temporarily agreed to treat stripped securities as subject to the Fund's restriction on investment in illiquid securities. The Fund will invest in debt securities rated at least investment grade or, if unrated, deemed by the Adviser to be of comparable quality. Securities rated in the fourth grade are neither highly protected nor poorly secured. Such securities have some speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuers of such securities to make principal and interest payments than is the case for issuers of higher grade securities. If the rating of a security held by the Fund is lost or reduced below investment grade, the Fund is not required to dispose of the security, but the Adviser will consider that fact in determining whether the Fund should continue to hold the security.

INTERMEDIATE BOND FUND

     This Fund's investment objective is to provide a high level of current income, consistent with the preservation of capital, by investing primarily in marketable debt securities. Under normal market conditions, the Fund will invest at least 65% of the value of its total assets (taken at market value at the time of investment) in convertible and non-convertible bonds and debentures, and at least 60% of its assets will be invested in the following:

(1) Marketable straight-debt securities of domestic issuers, and of foreign issuers payable in U.S. dollars, rated at time of purchase within the three highest grades assigned by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, or A) or by Standard & Poor's Corporation ("S&P") (AAA, AA, or A);

(2) U.S. Government Securities;

(3) Commercial paper rated Prime-1 by Moody's or A-1 by S&P at time of purchase, or, if unrated, issued or guaranteed by a corporation with any outstanding debt rated Aa or better by Moody's or AA or better by S&P; and

(4) Bank obligations, including repurchase agreements, of banks having total assets in excess of $1 billion.

     Under normal market conditions, the Fund invests at least 65% of its assets in securities with an average life of between three and ten years, and expects that the dollar-weighted average life of its portfolio will be between three and ten years. Average life is the weighted average period over which the Adviser expects the principal to be paid, and differs from stated maturity in that it estimates the effect of expected principal prepayments and call provisions. With respect to GNMA securities and other mortgage-backed securities, average life is likely to be substantially less than the stated maturity of the mortgages in the underlying pools. With respect to obligations with call provisions, average life is typically the next call date on which the obligation reasonably may be expected to be called. Securities without prepayment or call provisions generally have an average life equal to their stated maturity. During periods of rising interest rates, the average life of mortgage-backed securities and callable obligations may increase substantially because they are not likely to be prepaid, which may result in greater net asset value fluctuation.

     The Fund also may invest in other debt securities (including those convertible into, or carrying warrants to purchase, common stocks or other equity interests, and privately placed debt securities); preferred stocks (including those convertible into, or carrying warrants to purchase, common stocks or other equity interests); and marketable common stocks that the Adviser considers likely to yield relatively high income in relation to cost.

     The Fund may invest up to 35% of its total assets in debt securities that are rated below investment grade (with no minimum permitted rating) and that, on balance, are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy. (See Portfolio Investments and Strategies for more information on the risks associated with investing in debt securities rated below investment grade.)

INCOME FUND

     The Income Fund attempts to achieve its objective by investing principally in medium-quality debt securities, which are obligations of issuers that the Adviser believes possess adequate, but not outstanding, capacities to service their debt securities, such as securities rated A or Baa by Moody's or A or BBB by S&P. The Adviser generally attributes to medium-quality securities the same characteristics as do rating services.

     Although the Income Fund will invest at least 60% of its assets in medium- or higher-quality debt securities, the Income Fund may also invest to a lesser extent in debt securities of lower quality (in the case of rated securities, having a rating by Moody's or S&P of not less than C). Although the Fund can invest up to 40% of its assets in lower-quality securities, it does not intend to invest more than 35% in lower-quality securities. Lower-quality debt securities are obligations of issuers that are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The Income Fund may invest in lower-quality debt securities; for example, if the Adviser believes the financial condition of the issuers or the protection offered to the particular obligations is stronger than is indicated by low ratings or otherwise. (See Portfolio Investments and Strategies for more information on the risks associated with investing in debt securities rated below investment grade.) The Income Fund may invest in higher-quality securities; for example, under extraordinary economic or financial market conditions, or when the spreads between the yields on medium- and high-quality securities are relatively narrow.

     Some issuers of debt securities choose not to have their securities rated by a rating service, and the Income Fund may invest in unrated securities that the Adviser believes are suitable for investment.

     Under normal market conditions, the Income Fund will invest at least 65% of the value of its total assets (taken at market value) in convertible and non-convertible bonds and debentures. Such securities may be accompanied by the right to acquire equity securities evidenced by warrants attached to the security or acquired as part of a unit with the security. Equity securities acquired by conversion or exercise of such a right may be retained by the Income Fund for a sufficient time to permit orderly disposition thereof or to establish long-term holding periods for federal income tax purposes.

     The Income Fund may invest up to 35% of its total assets in other debt securities, marketable preferred and common stocks, and foreign and municipal securities that the Adviser considers likely to yield relatively high income in relation to costs, and rights to acquire such securities. (Municipal securities are securities issued by or on behalf of state and local governments, the interest on which is generally exempt from federal income tax.) Any assets not otherwise invested may be invested in money market instruments.

HIGH YIELD FUND

     High Yield Fund seeks to achieve its objective by investing all of its assets in High Yield Portfolio. The investment policies of High Yield Portfolio are identical to those of the Fund. High Yield Portfolio seeks total return by investing for a high level of current income and capital growth.

     High Yield Portfolio invests principally in high-yield, high-risk medium- and lower-quality debt securities. The medium- and lower-quality debt securities in which High Yield Portfolio will invest normally offer a current yield or yield to maturity that is significantly higher than the yield from securities rated in the three highest categories assigned by rating services such as S&P or Moody's.


     Under normal circumstances, at least 65% of High Yield Portfolio's assets will be invested in high-yield, high-risk medium- and lower-quality debt securities rated lower than Baa by Moody's or lower than BBB by S&P, or equivalent ratings as determined by other rating agencies or unrated securities that the Adviser determines to be of comparable quality. Medium-quality debt securities, although considered investment grade, have some speculative characteristics. Lower-quality debt securities are obligations of issuers that are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy, and are commonly referred to as "junk bonds." Some issuers of debt securities choose not to have their securities rated by a rating service, and High Yield Portfolio may invest in unrated securities that the Adviser has researched thoroughly and believes are suitable for investment. High Yield Portfolio may invest in debt obligations that are in default, but such obligations are not expected to exceed 10% of High Yield Portfolio's assets. (See Portfolio Investments and Strategies for more information on the risks associated with investing in debt securities rated below investment grade.)


     High Yield Portfolio may invest up to 35% of its total assets in other securities including, but not limited to, pay-in-kind bonds, securities issued in private placements, bank loans, zero coupon bonds, foreign securities, convertible securities, futures, and options. High Yield Portfolio may also invest in higher-quality debt securities. Under normal market conditions, however, High Yield Portfolio is unlikely to emphasize higher-quality debt securities since generally they offer lower yields than medium- and lower-quality debt securities with similar maturities. High Yield Portfolio may also invest in common stocks and securities that are convertible into common stocks, such as warrants.

            PORTFOLIO INVESTMENTS AND STRATEGIES

     For purposes of discussion under Portfolio Investments and Strategies, the term "Fund" refers to Cash Reserves, Government
Reserves, Government Income Fund, Intermediate Bond Fund, Income
Fund, High Yield Fund, and High Yield Portfolio.

DERIVATIVES

     Consistent with its objective, each Bond Fund may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange traded options, futures contracts, futures options, securities collateralized by underlying pools of mortgages or other receivables, and other instruments the value of which is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency ("Derivatives").

     Derivatives are most often used to manage investment risk or to create an investment position indirectly because it is more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability, or other factors. They also may be used in an effort to enhance portfolio returns.

     The successful use of Derivatives depends on the Adviser's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives.

     High Yield Portfolio does not currently intend to invest more than 5% of its net assets in any types of Derivatives except options, futures contracts, and futures options. Income Fund does not currently intend to invest, nor has the Fund during its past fiscal year invested, more than 5% of its net assets in any type of Derivative, except options, futures contracts, and futures options. Each of Government Income Fund and Intermediate Bond Fund does not currently intend to invest, nor has such Fund during its past fiscal year invested, more than 5% of its net assets in any type of Derivative except options, futures contracts, futures options and obligations collateralized by either mortgages or other assets. (See Mortgage and Other Asset-Backed Securities, Variable and Floating Rate Instruments, and Options and Futures below.)

MEDIUM- AND LOWER-QUALITY DEBT SECURITIES

     Intermediate Bond Fund, Income Fund, High Yield Fund, and High Yield Portfolio may invest in medium- and lower-quality debt securities. Medium-quality debt securities, although considered investment grade, have some speculative characteristics. Lower-quality securities, commonly referred to as "junk bonds," are those rated below the fourth highest rating category or bond of comparable quality.


     Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. A Fund seeks to reduce investment risk through diversification, credit analysis, and evaluation of developments in both the economy and financial markets.

     An economic downturn could severely disrupt the high-yield market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.


     Lower-quality debt securities are obligations of issuers that are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy, and are commonly referred to as "junk bonds." The lowest rating assigned by Moody's is for bonds that can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Achievement of the investment objective will be more dependent on the Adviser's credit analysis than would be the case if a Fund or High Yield Portfolio were investing in higher-quality debt securities. Since the ratings of rating services (which evaluate the safety of principal and interest payments, not market risks) are used only as preliminary indicators of investment quality, the Adviser employs its own credit research and analysis, from which it has developed a proprietary credit rating system based upon comparative credit analyses of issuers within the same industry. These analyses may take into consideration such quantitative factors as an issuer's present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology, and foreign business exposure.

     Medium- and lower-quality debt securities tend to be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Fund or High Yield Portfolio may have greater difficulty selling its portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.

MORTGAGE AND OTHER ASSET-BACKED SECURITIES

     Each Bond Fund may invest in securities secured by mortgages or other assets such as automobile or home improvement loans and credit card receivables. These instruments may be issued or guaranteed by the U.S. Government or by its agencies or instrumentalities or by private entities such as commercial, mortgage and investment banks and financial companies or financial subsidiaries of industrial companies.

     Mortgage-backed securities provide either a pro rata interest in underlying mortgages or an interest in collateralized mortgage obligations ("CMOs") which represent a right to interest and/or principal payments from an underlying mortgage pool. CMOs are not guaranteed by either the U.S. Government or by its agencies or instrumentalities, and are usually issued in multiple classes each of which has different payment rights, pre-payment risks and yield characteristics. Mortgage-backed securities involve the risk of pre-payment on the underlying mortgages at a faster or slower rate than the established schedule. Pre-payments generally increase with falling interest rates and decrease with rising rates but they also are influenced by economic, social and market factors. If mortgages are pre-paid during periods of declining interest rates, there would be a resulting loss of the full-term benefit of any premium paid by the Fund on purchase of the CMO, and the proceeds of pre-payment would likely be invested at lower interest rates. The Funds tend to invest in CMOs of classes known as planned amortization classes ("PACs") which have pre-payment protection features tending to make them less susceptible to price volatility.

     Non-mortgage asset-backed securities usually have less pre-payment risk than mortgage-backed securities, but have the risk that the collateral will not be available to support payments on the underlying loans which finance payments on the securities themselves. Therefore, greater emphasis is placed on the credit quality of the security issuer and the guarantor, if any.

VARIABLE AND FLOATING RATE INSTRUMENTS

     Each Bond Fund may also invest in floating rate instruments which provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. In addition, the adjusted duration of some of these instruments may be materially shorter than their stated maturities. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features.
Adjusted duration is an inverse relationship between market price and interest rates and refers to the approximate percentage change in price for a 100 basis point change in yield. For example, if interest rates decrease by 100 basis points, a market price of a security with an adjusted duration of 2 would increase by approximately 2%. Neither Income Fund nor High Yield Portfolio intends to invest more than 5% of its net assets in floating rate instruments. Neither Government Income Fund nor Intermediate Bond Fund intends to invest more than 10% of its net assets in floating rate instruments.

     In accordance with its investment objective and policies, each Money Market Fund may invest in variable and floating rate money market instruments which provide for periodic or automatic adjustments in coupon interest rates that are reset based on changes in amount and direction of specified short-term interest rates. Neither Money Market Fund will invest in a variable or floating rate instrument unless the Adviser determines that as of any reset date the market value of the instrument can reasonably be expected to approximate its par value.

LENDING OF PORTFOLIO SECURITIES

     Subject to restriction (7) under Investment Restrictions, each Bond Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by a Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

     None of the Bond Funds has loaned portfolio securities during its last fiscal year, nor does it intend to loan more than 5% of its net assets.


REPURCHASE AGREEMENTS

     Each Fund may invest in repurchase agreements, provided that it will not invest more than 15% of net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to a Fund in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, a Fund could experience both losses and delays in liquidating its collateral.


WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES; REVERSE REPURCHASE
AGREEMENTS; STANDBY COMMITMENTS

     Each Money Market Fund may purchase instruments on a when-issued or delayed-delivery basis. Although the payment terms are established at the time the Fund enters into the commitment, the instruments may be delivered and paid for some time after the date of purchase, when their value may have changed and the yields available in the market may be greater. The Funds will make such commitments only with the intention of actually acquiring the instruments, but may sell them before settlement date if it is deemed advisable for investment reasons. Securities purchased in this manner involve risk of loss if the value of the security purchased declines before settlement date.

     Each of the Bond Funds may purchase securities on a when-issued or delayed-delivery basis, as described in the Prospectus. A Bond Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the Adviser deems it advisable for investment reasons. Securities purchased on a when-issued or delayed-delivery basis are sometimes done on a "dollar roll" basis. Dollar roll transactions consist of the sale by a Fund of securities with a commitment to purchase similar but not identical securities, generally at a lower price at a future date. A dollar roll may be renewed after cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. A dollar roll transaction involves the following risks: if the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security which a Fund is required to repurchase may be worth less than a security which the Fund originally held; and the return earned by a Fund with the proceeds of a dollar roll may not exceed transaction costs.

     Each of the Bond Funds may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

     At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government or other "high grade" debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

     Standby commitment agreements create an additional risk for each Fund because the other party to the standby agreement generally will not be obligated to deliver the security, but the Fund will be obligated to accept it if delivered. Depending on market conditions, the Fund may receive a commitment fee for assuming this obligation. If prevailing market interest rates increase during the period between the date of the agreement and the settlement date, the other party can be expected to deliver the security and, in effect, pass any decline in value to the Fund. If the value of the security increases after the agreement is made, however, the other party is unlikely to deliver the security. In other words, a decrease in the value of the securities to be purchased under the terms of a standby commitment agreement will likely result in the delivery of the security, and, therefore, such decrease will be reflected in the Fund's net asset value. However, any increase in the value of the securities to be purchased will likely result in the non-delivery of the security and, therefore, such increase will not affect the net asset value unless and until the Fund actually obtains the security.

SHORT SALES AGAINST THE BOX

     Each Fund may sell securities short against the box; that is, enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns at no additional cost. A Fund may make short sales of securities only if at all times when a short position is open the Fund owns at least an equal amount of such securities or securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, at no additional cost.

     In a short sale against the box, a Fund does not deliver
from its portfolio the securities sold.   Instead, the Fund
borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. The Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with the Fund's custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities at no additional cost. A Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold. A Fund may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

     Short sales may protect a Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.

     Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss and if the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code may limit the degree to which a Fund is able to enter into short sales. There is no limitation on the amount of each Fund's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales. No Fund currently expects that more than 5% of its total assets would be involved in short sales against the box.

LINE OF CREDIT

     Subject to restriction (8) under Investment Restrictions, each Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities.


INTERFUND BORROWING AND LENDING PROGRAM

     Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds have received permission to lend money to, and borrow money from, other mutual funds advised by the Adviser. A Fund will borrow through the program when borrowing is necessary and appropriate and the costs are equal to or lower than the costs of bank loans.


PIK AND ZERO COUPON BONDS

     Each Bond Fund may invest in both zero coupon bonds and bonds the interest on which is payable in kind ("PIK bonds"). A zero coupon bond is a bond that does not pay interest for its entire life. A PIK bond pays interest in the form of additional securities. The market prices of both zero coupon and PIK bonds are affected to a greater extent by changes in prevailing levels of interest rates and thereby tend to be more volatile in price than securities that pay interest periodically and in cash. In addition, because a Fund accrues income with respect to these securities prior to the receipt of such interest in cash, it may have to dispose of portfolio securities under disadvantageous circumstances in order to obtain cash needed to pay income dividends in amounts necessary to avoid unfavorable tax consequences. High Yield Portfolio may invest up to 20% of its total assets in PIK and zero coupon bonds.

RATED SECURITIES

     For a description of the ratings applied by Moody's and S&P (two of the approved NRSROs) to debt securities, please refer to the Appendix. The rated debt securities described under Investment Policies above for each Fund include securities given a rating conditionally by Moody's or provisionally by S&P. If the rating of a security held by a Fund is withdrawn or reduced, the Fund is not required to sell the security, but the Adviser will consider such fact in determining whether that Fund should continue to hold the security. To the extent that the ratings accorded by a NRSRO for debt securities may change as a result of changes in such organizations, or changes in their rating systems, each Fund will attempt to use comparable ratings as standards for its investments in debt securities in accordance with its investment policies.

FOREIGN SECURITIES

     Intermediate Bond Fund, Income Fund, High Yield Fund, and High Yield Portfolio each may invest up to 25% of total assets (taken at market value at the time of investment) in securities of foreign issuers that are not publicly traded in the United States ("foreign securities"). For purposes of these limits, foreign securities do not include securities represented by American Depositary Receipts ("ADRs"), securities denominated in U.S. dollars, or securities guaranteed by U.S. persons. Investment in foreign securities may involve a greater degree of risk (including risks relating to exchange fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers.

     Such Funds may invest in both "sponsored" and "unsponsored" ADRs. In a sponsored ADR, the issuer typically pays some or all of the expenses of the depositary and agrees to provide its regular shareholder communications to ADR holders. An unsponsored ADR is created independently of the issuer of the underlying security. The ADR holders generally pay the expenses of the depositary and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications. No Fund expects to invest as much as 5% of its total assets in unsponsored ADRs.

     With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, the Funds' investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under Currency Exchange Transactions.)

     Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions in which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements.

     Although the Funds will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

     Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

     The Funds' foreign currency exchange transactions are limited to transaction and portfolio hedging involving either specific transactions or portfolio positions, except to the extent described below under Synthetic Foreign Positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Fund arising in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows the Fund to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign-denominated portfolio securities can be approximately matched by a foreign-denominated liability. A Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that a Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, a Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Fund. No Fund may engage in "speculative" currency exchange transactions.

     At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

     If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive a Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

     Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline.
Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

     Synthetic Foreign Positions. The Funds may invest in debt instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, a Fund may construct a synthetic foreign position by (a) purchasing a debt instrument denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. Because of the availability of a variety of highly liquid U.S. dollar debt instruments, a synthetic foreign position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency debt instruments. The results of a direct investment in a foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical.

     The Funds may also construct a synthetic foreign position by entering into a swap arrangement. A swap is a contractual agreement between two parties to exchange cash flows--at the time of the swap agreement and again at maturity, and, with some swaps, at various intervals through the period of the agreement. The use of swaps to construct a synthetic foreign position would generally entail the swap of interest rates and currencies. A currency swap is a contractual arrangement between two parties to exchange principal amounts in different currencies at a predetermined foreign exchange rate. An interest rate swap is a contractual agreement between two parties to exchange interest payments on identical principal amounts. An interest rate swap may be between a floating and a fixed rate instrument, a domestic and a foreign instrument, or any other type of cash flow exchange. A currency swap generally has the same risk characteristics as a forward currency contract, and all types of swaps have counter-party risk. Depending on the facts and circumstances, swaps may be considered illiquid. Illiquid securities usually have greater investment risk and are subject to greater price volatility. The net amount of the excess, if any, of a Fund's obligations over which it is entitled to receive with respect to an interest rate or currency swap will be accrued daily and liquid assets (cash, U.S. Government securities, or other "high grade" debt obligations) of the Fund having a value at least equal to such accrued excess will be segregated on the books of the Fund and held by the Custodian for the duration of the swap.

     The Funds may also construct a synthetic foreign position by purchasing an instrument whose return is tied to the return of the desired foreign position. An investment in these "principal exchange rate linked securities" (often called PERLS) can produce a similar return to a direct investment in a foreign security.

RULE 144A SECURITIES

     Each Bond Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Adviser, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction of investing no more than 10% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Adviser will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider the (1) frequency of trades and quotes,
(2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 10% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. The Fund does not expect to invest as much as 5% of its total assets in Rule 144A securities that have not been deemed to be liquid by the Adviser.

PORTFOLIO TURNOVER

     For information on the portfolio turnover rate of the Funds, see Financial Highlights in the Prospectus. General portfolio turnover information is also contained in the Prospectus under Risks and Investment Considerations.

     The portfolio turnover rates of Government Income Fund, Intermediate Bond Fund, and Income Fund have been greater than 100% in recent fiscal years because of increased volatility in the financial markets and the Adviser's techniques for reacting to changes in the markets to shift exposures to certain sectors and to capture gains. The turnover rate for each of the Funds in the future may vary greatly from year to year, and when portfolio changes are deemed appropriate due to market or other conditions, such turnover rate may be greater than might otherwise be anticipated. A high rate of portfolio turnover may result in increased transaction expenses and the realization of capital gains or losses. Distributions of any net realized gains are subject to federal income tax. (See Financial Highlights, Risks and Investment Considerations, and Distributions and Income Taxes in the Prospectus, and Additional Income Tax Considerations in this Statement of Additional Information.)

OPTIONS ON SECURITIES AND INDEXES

     Each Bond Fund may purchase and may sell both put options and call options on debt or other securities or indexes in standardized contracts traded on national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ, and agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on an individual security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     A Bond Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

     If an option written by a Bond Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires, the Fund realizes a capital loss equal to the premium paid.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     A put or call option purchased by a Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities markets and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     Each Bond Fund may use interest rate futures contracts and index futures contracts. An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index /3/ at a specified price and time. A public market exists in futures contracts covering a number of indexes as well as the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; and foreign currencies. It is expected that other futures contracts will be developed and traded.
-------------
/3/ A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.
-------------

     The Bond Funds may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of security prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce that Fund's exposure to security price, interest rate and currency fluctuations, the Fund may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     Each Bond Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     The success of any futures transaction depends on the Adviser correctly predicting changes in the level and direction of security prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, a Fund's return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, the Adviser might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract.
This process is known as "marking-to-market." Variation margin paid or received by a Fund does not represent a borrowing or loan by a Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous trading day. In computing daily net asset value, each Fund will mark-to-market its open futures positions.

     A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

RISKS ASSOCIATED WITH FUTURES

     There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and debt securities, including technical influences in futures trading and futures options and differences between the financial instruments and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

LIMITATIONS ON OPTIONS AND FUTURES

     If other options, futures contracts, or futures options of types other than those described herein are traded in the future, each Bond Fund may also use those investment vehicles, provided the Board of Trustees determines that their use is consistent with the Fund's investment objective.

     A Bond Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by that Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," /4/ would exceed 5% of the Fund's total assets.
-------------
/4/ A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.
-------------

     When purchasing a futures contract or writing a put on a futures contract, a Fund must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Fund similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

     A Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

     In order to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," each Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of a Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into [in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%].



TAXATION OF OPTIONS AND FUTURES

     If a Bond Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by a Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

     If a call or put option written by a Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by a Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

     Entry into a closing purchase transaction will result in capital gain or loss. If an option written by a Fund was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

     A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If a Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

     For federal income tax purposes, a Fund generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on options, futures and futures options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by a Fund: (1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

     In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies or other income (including but not limited to gains from options, futures, and forward contracts). In addition, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of the Fund's annual gross income. Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement. In order to avoid realizing excessive gains on securities held less than three months, the Fund may be required to defer the closing out of certain positions beyond the time when it would otherwise be advantageous to do so.

     Each Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised of the nature of the payments.

                    INVESTMENT RESTRICTIONS

     Each Fund and High Yield Portfolio operate under the following investment restrictions. A Fund or High Yield
Portfolio may not:

     (1) invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to (i) U.S. Government Securities, (ii) [Cash Reserves and Government Reserves only] repurchase agreements, or (iii) [Cash Reserves only] securities of issuers in the financial services industry, and [all Funds except High Yield Portfolio] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (2) invest in a security if, with respect to 75% of its assets, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to U.S. Government Securities or repurchase agreements for such securities and [all Funds except High Yield Portfolio] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund; /5/
--------------
/5/ Notwithstanding the foregoing, and in accordance with Rule 2a-7 of the Investment Company Act of 1940 (the "Rule"), Cash Reserves and Government Reserves will not, immediately after the acquisition of any security (other than a Government Security or certain other securities as permitted under the Rule), invest more than 5% of its total assets in the securities of any one issuer; provided, however, that each may invest up to 25% of its total assets in First Tier Securities (as that term is defined in the Rule) of a single issuer for a period of up to three business days after the purchase thereof.
--------------

     (3) invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, [all Funds except High Yield Portfolio] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (4) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein);

     (5) purchase or sell commodities or commodities contracts or oil, gas or mineral programs, [Government Income Fund only] except that it may enter into futures and options on futures; [Intermediate Bond Fund, Income Fund, High Yield Fund, and High Yield Portfolio only] except that it may enter into (i) futures and options on futures and (ii) forward contracts;

     (6) purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, [Bond Funds only] but it may make margin deposits in connection with transactions in options, futures, and options on futures;


     (7) make loans, although it may (a) [Bond Funds only] lend portfolio securities and [all Funds] participate in an interfund lending program with other Stein Roe Funds and Portfolios provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans);
(b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly-distributed or privately-placed debt securities;

     (8) borrow except that it may (a) borrow for non-leveraging, temporary or emergency purposes, (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law, and [Bond Funds only] (c) enter into futures and options transactions; [all Funds] it may borrow from banks, other Stein Roe Funds and Portfolios, and other persons to the extent permitted by applicable law;


     (9) act as an underwriter of securities, except insofar as it may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale, [all Funds except High Yield Portfolio] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund; or

     (10) issue any senior security except to the extent permitted under the Investment Company Act of 1940.

     The above restrictions are fundamental policies and may not be changed without the approval of a "majority of the outstanding voting securities" of a Fund or High Yield Portfolio, as previously defined herein. The policy on the scope of transactions involving lending of portfolio securities to broker-dealers and banks (as set forth herein under Portfolio Investments and Strategies) is also a fundamental policy.

     Each Fund and High Yield Portfolio are also subject to the following restrictions and policies that may be changed by the Board of Trustees. None of the following restrictions shall prevent a Fund from investing all or substantially all of its assets in another investment company having the same investment objective and substantially similar investment policies as the Fund. Unless otherwise indicated, a Fund or High Yield Portfolio may not:

     (A) invest for the purpose of exercising control or management;

     (B) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets; /6/
--------------
/6/ The Funds have been informed that the staff of the Securities and Exchange Commission takes the position that the issuers of certain CMOs and certain other collateralized assets are investment companies and that subsidiaries of foreign banks may be investment companies for purposes of Section 12(d)(1) of the Investment Company Act of 1940, which limits the ability of one investment company to invest in another investment company. Accordingly, the Funds intend to operate within the applicable limitations under Section 12(d)(1)(A) of that Act.
--------------


     (C) purchase portfolio securities from, or sell portfolio securities to, any of the officers and directors or trustees of the Trust or of its investment adviser;

     (D) purchase shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

     (E) invest more than 5% of its net assets (valued at time of investment) in warrants, nor more than 2% of its net assets in warrants which are not listed on the New York or American
Stock Exchange;

     (F) [Bond Funds only] purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

     (G) [Bond Funds only] write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

     (H) [Bond Funds only] buy or sell an option on a security, a futures contract, or an option on a futures contract unless the option, the futures contract, or the option on the futures contract is offered through the facilities of a national securities association or listed on a national exchange or similar entity;

     (I) [Bond Funds only] invest in limited partnerships in real estate unless they are readily marketable;

     (J) sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and [Bond Funds only] provided that transactions in options, futures, and options on futures are not treated as short sales;

     (K) [Government Income Fund, Intermediate Bond Fund, Income Fund, High Yield Fund, and High Yield Portfolio only] invest more than 15% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933;

     (L) invest more than 10% of its net assets (taken at market value at the time of a particular investment) in illiquid securities /7/, including repurchase agreements maturing in more than seven days.

---------------
/7/ In the judgment of the Adviser, Private Placement Notes, which are issued pursuant to Section 4(2) of the Securities Act of 1933, generally are readily marketable even though they are subject to certain legal restrictions on resale. As such, they are not treated as being subject to the limitation on illiquid securities.
---------------

            ADDITIONAL INVESTMENT CONSIDERATIONS

     The Adviser seeks to provide superior long-term investment results through a disciplined, research-intensive approach to investment selection and prudent risk management. In working to build wealth for generations, it has been guided by three primary objectives which it believes are the foundation of a successful investment program. These objectives are preservation of capital, limited volatility through managed risk, and consistent above-average returns, as appropriate for the particular client or managed account.

     Because every investor's needs are different, Stein Roe mutual funds are designed to accommodate different investment objectives, risk tolerance levels, and time horizons. In selecting a mutual fund, investors should ask the following questions:

What are my investment goals?
It is important to a choose a fund that has investment objectives compatible with your investment goals.

What is my investment time frame?
If you have a short investment time frame (e.g., less than three years), a mutual fund that seeks to provide a stable share price, such as a money market fund, or one that seeks capital preservation as one of its objectives may be appropriate. If you have a longer investment time frame, you may seek to maximize your investment returns by investing in a mutual fund that offers greater yield or appreciation potential in exchange for greater investment risk.

What is my tolerance for risk?
All investments, including those in mutual funds, have risks which will vary depending on investment objective and security type. However, mutual funds seek to reduce risk through professional investment management and portfolio diversification.

     In general, equity mutual funds emphasize long-term capital appreciation and tend to have more volatile net asset values than bond or money market mutual funds. Although there is no guarantee that they will be able to maintain a stable net asset value of $1.00 per share, money market funds emphasize safety of principal and liquidity, but tend to offer lower income potential than bond funds. Bond funds tend to offer higher income potential than money market funds but tend to have greater risk of principal and yield volatility.


     In addition, the Adviser believes that investment in a high yield fund provides an opportunity to diversify an investment portfolio because the economic factors that affect the performance of high-yield, high-risk debt securities differ from those that affect the performance of high-quality debt securities securities or equity securities.


                  PURCHASES AND REDEMPTIONS

     Purchases and redemptions are discussed in the Prospectus under the headings How to Purchase Shares, How to Redeem Shares, Net Asset Value, and Shareholder Services, and that information is incorporated herein by reference. The Prospectus discloses that you may purchase (or redeem) shares through investment dealers, banks, or other institutions. It is the responsibility of any such institution to establish procedures insuring the prompt transmission to Income Trust of any such purchase order. The state of Texas has asked that Income Trust disclose in its Statement of Additional Information, as a reminder to any such bank or institution, that it must be registered as a dealer in Texas.

     Each Fund's net asset value is determined on days on which the New York Stock Exchange (the "NYSE") is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, net asset value of a Fund should be determined on any such day, in which case the determination will be made at 3:00 p.m., central time.

     Income Trust reserves the right to suspend or postpone redemptions of shares of any Fund during any period when: (a) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or the NYSE is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets of such Fund not reasonably practicable.

     Although neither Cash Reserves nor Government Reserves currently charges a fee to its shareholders for the use of the special Check-Writing Redemption Privilege offered by those Funds, as described under How to Redeem Shares in the Money Market Prospectus, each Fund pays for the cost of printing and mailing checks to its shareholders and pays charges of the custodian for payment of each check. The Trust reserves the right to establish a direct charge to shareholders for use of the Privilege and both the Trust and the custodian reserve the right to terminate this service.

     Income Trust intends to pay all redemptions in cash and is obligated to redeem shares of a Fund solely in cash up to the lesser of $250,000 or one percent of the net assets of that Fund during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of securities. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

     Due to the relatively high cost of maintaining smaller accounts, Income Trust reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time the shares in the account do not have a value of at least $1,000. An investor will be notified that the value of his account is less than the minimum and allowed at least 30 days to bring the value of the account up to at least $1,000 before the redemption is processed. The Agreement and Declaration of Trust also authorizes Income Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees.

                        MANAGEMENT

     The following table sets forth certain information with respect to trustees and officers of Income Trust:


                          POSITION(S) HELD WITH    PRINCIPAL OCCUPATION(S)
NAME                 AGE  INSTITUTIONAL TRUST      DURING PAST FIVE YEARS

Gary A. Anetsberger  41  Senior Vice-President     Chief Financial Officer of the
  (4)                                              Mutual Funds division of Stein
                                                   Roe & Farnham Incorporated
                                                   (the  "Adviser"); senior vice
                                                   president of the Adviser since
                                                   April, 1996;  vice president
                                                   of the Adviser  prior thereto

Timothy K. Armour    48  President; Trustee        President of the Mutual Funds
  (1)(2)(4)                                        division of the Adviser and
                                                   director of the Adviser since
                                                   June, 1992; senior vice president
                                                   and director of marketing of
                                                   Citibank Illinois prior thereto
Jilaine Hummel Bauer 41  Executive Vice-President; General counsel and secretary of
   (4)                     Secretary               the Adviser since November 1995;
                                                   senior vice president of the
                                                   Adviser since April, 1992; vice
                                                   president of the Adviser prior
                                                   thereto
Ann H. Benjamin      38  Vice-President            Senior vice president of the
                                                   Adviser since July, 1994; vice
                                                   president of the Adviser from
                                                   January, 1992 to July, 1994;
                                                   associate of the Adviser prior
                                                   thereto

Kenneth L. Block     76  Trustee                   Chairman Emeritus of A. T. Kearney,
   (3)(4)                                          Inc. (international management
                                                   consultants)

William W. Boyd      70  Trustee                   Chairman and director of Sterling
  (3)(4)                                           Plumbing Group, Inc. (manufacturer
                                                   of plumbing products) since 1992;
                                                   chairman, president, and chief
                                                   executive officer of Sterling
                                                   Plumbing Group, Inc. prior thereto

Thomas W. Butch (4)  40  Executive Vice-President  Senior vice president of the
                                                   Adviser since September, 1994;
                                                   first vice president, corporate
                                                   communications, of Mellon Bank
                                                   Corporation prior thereto

Lindsay Cook(1)(4)   45  Trustee                   Senior vice president of Liberty
                                                   Financial Companies, Inc. (the
                                                   indirect parent of the Adviser)

Philip J. Crosley    50  Vice-President            Senior Vice President of the
                                                   Adviser since February, 1996;
                                                   Vice President, Institutional
                                                   Sales-Advisor Sales, Invesco
                                                   Funds Group prior thereto

Douglas A. Hacker    41  Trustee                   Senior vice president and chief
  (3)(4)                                           financial officer, United
                                                   Airlines, since July, 1994;
                                                   senior vice president - Finance,
                                                   United Airlines, February, 1993
                                                   to July, 1994; vice president,
                                                   American Airlines prior thereto

Janet Langford Kelly 39  Trustee                   Senior vice president, secretary
   (3)(4)                                          and general counsel, Sara Lee
                                                   Corporation (branded, packaged,
                                                   consumer-products manufacturer),
                                                   since 1995; partner, Sidley &
                                                   Austin (law firm), 1991 through 1994

Michael T. Kennedy   34  Vice-President            Senior vice president of the
                                                   Adviser since October, 1994;
                                                   vice president of the Adviser
                                                   from January, 1992 to October,
                                                   1994; associate of the Adviser
                                                   prior thereto

Lynn C. Maddox       56  Vice-President            Senior vice president of the Adviser

Anne E. Marcel       39  Vice-President            Vice president of the Adviser
                                                   since April, 1996; manager,
                                                   Mutual Fund Sales & Services
                                                   of the Adviser since October,
                                                   1994; supervisor of the Counselor
                                                   Department of the Adviser from
                                                   October, 1992 to October, 1994;
                                                   vice president of Selected
                                                   Financial Services prior thereto

Francis W. Morley    76  Trustee                   Chairman of Employer Plan
  (2)(3)(4)                                        Administrators and Consultants
                                                   Co. (designer, administrator,
                                                   and communicator of employee
                                                   benefit plans)

Jane M. Naeseth      46  Vice-President            Senior vice president of the
                                                   Adviser since January, 1991; vice
                                                   president of the Adviser prior thereto

Charles R. Nelson    54  Trustee                   Van Voorhis Professor of Political
  (3) (4)                                          Economy of the University of Washington

Nicolette D. Parrish 47  Vice-President;           Senior compliance administrator and
  (4)                    Assistant Secretary       assistant secretary of the Adviser
                                                   since November 1995; senior legal
                                                   assistant for the Adviser prior thereto

Cynthia A. Prah (4)  34  Vice-President            Manager of Shareholder
                                                   Transaction Processing for
                                                   the Adviser

Sharon R. Robertson  35  Controller                Accounting manager for the Adviser's
  (4)                                              Mutual Funds division

Janet B. Rysz (4)    41  Assistant Secretary       Senior compliance administrator
                                                   and assistant secretary of the
                                                   Adviser

Thomas P. Sorbo      36  Vice-President            Senior vice president of the
                                                   Adviser since January, 1994;
                                                   vice president of the Adviser
                                                   from September, 1992 to December,
                                                   1993; associate of Travelers
                                                   Insurance Company prior thereto

Thomas C. Theobald   59  Trustee                   Managing director, William Blair
  (3) (4)                                          Capital Partners (private equity
                                                   fund) since 1994; chief executive
                                                   officer and chairman of the Board
                                                   of Directors of Continental Bank
                                                   Corporation prior thereto

Heidi J. Walter (4)  29  Vice-President            Legal counsel for the Adviser
                                                   since March, 1995; associate with
                                                   Beeler Schad & Diamond, PC (law firm).
                                                   prior thereto

Stacy H. Winick (4)  32  Vice-President            Senior legal counsel for the Adviser
                                                   since Octob er, 1996; associate of
                                                   Bell, Boyd & Lloyd (law firm), June,
                                                   1993 to September, 1996; associate of
                                                   Debevoise & Plimpton (law firm) prior
                                                   thereto

Hans P. Ziegler (4)  56  Executive Vice-President  Chief executive officer of the
                                                   Adviser since May, 1994;
                                                   president of the Investment
                                                   Counsel division of the Adviser
                                                   from July, 1993 to June, 1994;
                                                   president and chief executive
                                                   officer, Pitcairn Financial
                                                   Management Group prior thereto

Margaret O. Zwick    30  Treasurer                 Compliance manager for the Adviser's
  (4)                                              Mutual Funds division since
                                                   August 1995; compliance
                                                   accountant, January 1995 to
                                                   July 1995; section manager,
                                                   January 1994 to January 1995;
                                                   supervisor prior thereto

______________________
(1) Trustee who is an "interested person" of the Trust and of the Adviser, as defined in the Investment Company Act of 1940.
(2) Member of the Executive Committee of the Board of Trustees, which is authorized to exercise all powers of the Board with certain statutory exceptions.
(3) Member of the Audit Committee of the Board, which makes recommendations to the Board regarding the selection of auditors and confers with the auditors regarding the scope and results of the audit.
(4) This person holds the corresponding officer or trustee position with the Base Trust.


     Certain of the trustees and officers of Income Trust and of Base Trust are trustees or officers of other investment companies managed by the Adviser. Mr. Armour, Ms. Bauer, Mr. Cook, and Ms. Walter are also vice presidents of the Funds' distributor, Liberty Securities Corporation. The address of Mr. Block is 11 Woodley Road, Winnetka, Illinois 60093; that of Mr. Boyd is 2900 Golf Road, Rolling Meadows, Illinois 60008; that of Mr. Cook is 600 Atlantic Avenue, Boston, MA 02210; that of Mr. Hacker is P.O. Box 66100, Chicago, IL 60666; that of Ms. Kelly is Three First National Plaza, Chicago, Illinois 60602; that of Mr. Morley is 20 North Wacker Drive, Suite 2275, Chicago, Illinois 60606; that of Mr. Nelson is Department of Economics, University of Washington, Seattle, Washington 98195; that of Mr. Theobald is Suite 3300, 222 West Adams Street, Chicago, IL 60606; and that of the officers is One South Wacker Drive, Chicago, Illinois 60606.


     Associated with the Adviser since 1977, Ms. Naeseth has been portfolio manager of Cash Reserves since 1980 and of Government Reserves since its inception in 1982. From 1973 to 1977, she was with the First Trust Company of Ohio. She received her B.A. degree from the University of Illinois in 1972. As of June 30, 1996, she was responsible for managing $607 million in mutual fund assets.

     Officers and trustees affiliated with the Adviser serve without any compensation from Income Trust. In compensation for their services to Income Trust, trustees who are not "interested persons" of Income Trust or the Adviser are paid an annual retainer of $8,000 (divided equally among the Funds of Income Trust) plus an attendance fee from each Fund for each meeting of the Board or standing committee thereof attended at which business for that Fund is conducted. The attendance fees (other than for a Nominating Committee or Compensation Committee meeting) are based on each Fund's net assets as of the preceding December 31. For a Fund with net assets of less than $50 million, the fee is $50 per meeting; with $51 to $250 million, the fee is $200 per meeting; with $251 million to $500 million, $350; with $501 million to $750 million, $500; with $751 million to $1 billion, $650; and with over $1 billion in net assets, $800. For a Fund participating in the master fund/feeder fund structure, the trustees' attendance fee is paid solely by the master portfolio. Each non-interested trustee also receives $500 from Income Trust for attending each meeting of the Nominating Committee or Compensation Committee. Income Trust has no retirement or pension plan. The following table sets forth compensation paid by Income Trust during the fiscal year ended June 30, 1996 to each of the trustees:


                  Aggregate
Name of           Compensation          Total Compensation from
Trustee           from Income Trust    the Stein Roe Fund Complex*
----------------  -----------------    ---------------------------
Timothy K. Armour      -0-                       -0-
Lindsay Cook           -0-                       -0-
Douglas A. Hacker      -0-                       -0-
Janet Langford Kelly   -0-                       -0-
Thomas C. Theobald     -0-                       -0-
Kenneth L. Block     $23,567                   $82,417
William W. Boyd       25,067                    86,317
Francis W. Morley     23,767                    82,017
Charles R. Nelson     25,067                    86,317
Gordon R. Worley      23,567                    82,817
_______________
 * During this period, the Stein Roe Fund Complex consisted of the six series of Income Trust, four series of Stein Roe
Municipal Trust, eight series of Stein Roe Investment Trust, and one series of Base Trust. Messrs. Hacker and Theobald were elected trustees on June 18, 1996, and, therefore, did not receive any compensation for the year ended June 30, 1996. Mr. Worley retired as a trustee on December 31, 1996 and Ms. Kelly became a trustee on January 1, 1997.


                      FINANCIAL STATEMENTS

     Please refer to the Money Market Funds' and the Bond Funds' June 30, 1996 Financial Statements (balance sheets and schedules of investments as of June 30, 1996 and the statements of operations, changes in net assets, and notes thereto) and the reports of independent auditors contained in the June 30, 1996 Annual Reports of the Money Market Funds and the Bond Funds.
The Financial Statements and the reports of independent auditors (but no other material from the Annual Reports) are incorporated herein by reference. The Annual Reports may be obtained at no charge by telephoning 800-338-2550.

                  PRINCIPAL SHAREHOLDERS


     As of January 31, 1997, the only persons known by Income
Trust to own of record or "beneficially" 5% or more of outstanding shares of any other Fund within the definition of that term as contained in Rule 13d-3 under the Securities
Exchange Act of 1934 were as follows:

NAME AND ADDRESS                 FUND         APPROXIMATE % OF
                                                OUTSTANDING
                                                SHARES HELD

First Bank National       Cash Reserves             12.17%
  Association*            Government Reserves       20.03%
410 N. Michigan Avenue    Government Income Fund    21.44%
Chicago, IL 60611         Intermediate Bond Fund    14.94%
                          Income Fund                8.70%
                          High Yield Fund            8.38%

Charles Schwab & Co.,     Government Income Fund     6.90%
  Inc.*                   Intermediate Bond Fund    31.62%
Attn: Mutual Fund Dept.   Income Fund               16.00%
101 Montgomery Street     High Yield Fund            7.66%
San Francisco, CA  94104


The Northern Trust Co.**  Income Fund               23.19%
F/B/O Liberty Mutual
Daily Valuation Transitions
P.O. Box 92956
Chicago, IL  60675

Dunspaugh-Dalton Founda-  Government Income Fund     5.76%
  tion, Inc.
9040 Sunset Drive
Miami, FL  33173

Helmsman Management       Government Reserves        7.72%
  Services, Inc.
Attn: Director of
  Finance & Budget
Riverside Office Park
13 Riverside Road
Weston, MA  02193

Liberty Financial         High Yield Fund           58.58%
  Companies, Inc.
600 Atlantic Avenue
Boston, MA  02210
___________________
*Shares held of record, but not beneficially.
**Northern Trust Company holds shares of record on behalf of the Liberty Mutual Employees' Thrift-Incentive Plan.

     The following table shows shares of the Funds held by the categories of persons indicated as of January 31, 1997, and in each case the approximate percentage of outstanding shares represented:

                   Clients of the Adviser         Trustees and
                   in their Client Accounts*       Officers
                   ------------------------ -------------------
                     Shares Held  Percent   Shares Held  Percent
                     -----------  -------   -----------  -------
Cash Reserves         66,322,198   13.95%    1,551,336     **
Government Reserves    9,551,034   15.17       510,530     **
Government Income Fund   480,394   12.61        14,344     **
Intermediate Bond Fund 7,153,580   19.98        74,658     **
Income Fund            8,491,458   24.27        59,512     **
High Yield Fund           44,953    5.19           335     **
______________
*The Adviser may have discretionary authority over such shares and, accordingly, they could be deemed to be owned "beneficially" by the Adviser under Rule 13d-3. However, the Adviser disclaims actual beneficial ownership of such shares. **Represents less than 1% of the outstanding shares.


               INVESTMENT ADVISORY SERVICES

     Stein Roe & Farnham Incorporated provides administrative services to each Fund and High Yield Portfolio and portfolio management services to Cash Reserves, Government Reserves, Government Income Fund, Intermediate Bond Fund, Income Fund, and High Yield Portfolio. The Adviser is a wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), the Funds' transfer agent, which is a wholly owned subsidiary of Liberty Financial Companies, Inc. ("Liberty Financial"), which is a majority owned subsidiary of LFC Holdings, Inc., which is a wholly owned subsidiary of Liberty Mutual Equity Corporation, which is a wholly owned subsidiary of Liberty Mutual Insurance Company. Liberty Mutual Insurance Company is a mutual insurance company, principally in the property/casualty insurance field, organized under the laws of Massachusetts in 1912.


     The directors of the Adviser are Kenneth R. Leibler, Harold
W. Cogger, C. Allen Merritt, Jr., Timothy K. Armour, and Hans P. Ziegler. Mr. Leibler is President and Chief Executive Officer of Liberty Financial; Mr. Cogger is Executive Vice President of Liberty Financial; Mr. Merritt is Senior Vice President and Treasurer of Liberty Financial; Mr. Armour is President of the Adviser's Mutual Funds division; and Mr. Ziegler is Chief Executive Officer of the Adviser. The business address of Messrs. Leibler, Cogger, and Merritt is Federal Reserve Plaza, Boston, Massachusetts 02210; and that of Messrs. Armour, and Ziegler is One South Wacker Drive, Chicago, Illinois 60606.

     The Adviser and its predecessor have been providing investment advisory services since 1932. The Adviser acts as investment adviser to wealthy individuals, trustees, pension and profit sharing plans, charitable organizations, and other institutional investors. As of December 31, 1996, the Adviser managed over $26.7 billion in assets: over $8 billion in equities and over $18.7 billion in fixed income securities (including $1.6 billion in municipal securities). The $26.7 billion in managed assets included over $7.5 billion held by open-end mutual funds managed by the Adviser (approximately 16% of the mutual fund assets were held by clients of the Adviser). These mutual funds were owned by over 227,000 shareholders. The $7.5 billion in mutual fund assets included over $743 million in over 47,000 IRA accounts. In managing those assets, the Adviser utilizes a proprietary computer-based information system that maintains and regularly updates information for approximately 6,500 companies. The Adviser also monitors over 1,400 issues via a proprietary credit analysis system. At December 31, 1996, the Adviser employed 19 research analysts and 55 account managers. The average investment-related experience of these individuals was 22 years.


     Stein Roe Counselor [SERVICE MARK] and Stein Roe Personal Counselor [SERVICE MARK] are professional investment advisory services offered by the Adviser to Fund shareholders. Each is designed to help shareholders construct Fund investment portfolios to suit their individual needs. Based on information shareholders provide about their financial goals and objectives in response to a questionnaire, the Adviser's investment professionals create customized portfolio recommendations. Shareholders participating in Stein Roe Counselor [SERVICE MARK] are free to self direct their investments while considering the Adviser's recommendations; shareholders participating in Stein Roe Personal Counselor [SERVICE MARK] enjoy the added benefit of having the Adviser implement portfolio recommendations automatically for a fee of 1% or less, depending on the size of their portfolios. In addition to reviewing shareholders' goals and objectives periodically and updating portfolio recommendations to reflect any changes, the Adviser provides shareholders participating in these programs with a dedicated Counselor [SERVICE MARK] representative. Other distinctive services include specially designed account statements with portfolio performance and transaction data, newsletters, and regular investment, economic, and market updates. A $50,000 minimum investment is required to participate in either program.

     Please refer to the description of the Adviser, the management and administrative agreements, fees, expense limitations, and transfer agency services under Management of the Funds and Fee Table in the Prospectus, which is incorporated herein by reference. The advisory agreement relating to each Fund (other than High Yield Fund) was replaced on July 1, 1996 with separate management and administrative agreements. The table below shows gross advisory fees paid by the Funds and any expense reimbursements by the Adviser to them, which are described in the Prospectus.

                                 YEAR         YEAR         YEAR
                 TYPE OF         ENDED        ENDED        ENDED
FUND             PAYMENT        6/30/96      6/30/95     6/30/94
-------------    ------------  ----------  ----------  ----------
Cash Reserves    Advisory fee  $2,432,015  $2,648,885  $3,071,640
Government
  Reserves       Advisory fee     424,847     513,808     537,413
                 Reimbursement    104,830      50,557      48,548
Government
 Income Fund     Advisory fee     219,271     253,463     338,576
                 Reimbursement     61,700      38,282          --
Intermediate
 Bond Fund       Advisory fee   1,533,498   1,491,075   1,579,884
                 Reimbursement    157,406      25,687          --
Income Fund      Advisory fee   1,482,696   1,011,101   1,004,273
                 Reimbursement    149,999      48,232      14,043

     The Adviser provides office space and executive and other personnel to the Funds and bears any sales or promotional expenses. Each Fund pays all expenses other than those paid by the Adviser, including but not limited to printing and postage charges and securities registration and custodian fees and expenses incidental to its organization.

     Each Fund's administrative agreement provides that the Adviser shall reimburse the Fund to the extent that total annual expenses of the Fund (including fees paid to the Adviser, but excluding taxes, interest, brokers' commissions and other normal charges incident to the purchase and sale of portfolio securities, and expenses of litigation to the extent permitted under applicable state law) exceed the applicable limits prescribed by any state in which shares of such Fund are being offered for sale to the public; however, such reimbursement for any fiscal year will not exceed the amount of the fees paid by such Fund under that agreement for such year. In addition, in the interest of further limiting the Funds' expenses, the Adviser may voluntarily waive its management fee and/or absorb certain expenses for a Fund, as described in the Prospectus under Fee Table. Any such reimbursements will enhance the yields of such Fund.

     Each management agreement also provides that neither the Adviser nor any of its directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to Income Trust or Base Trust or any shareholder of the Fund or High Yield Portfolio for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by the Adviser of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on the Adviser's part in the performance of its duties or from reckless disregard by the Adviser of the Adviser's obligations and duties under that agreement.

     Any expenses that are attributable solely to the organization, operation, or business of a Fund shall be paid solely out of that Fund's assets. Any expenses incurred by Income Trust that are not solely attributable to a particular Fund are apportioned in such manner as the Adviser determines is fair and appropriate, unless otherwise specified by the Board of Trustees.

BOOKKEEPING AND ACCOUNTING AGREEMENT

     Pursuant to a separate agreement with Income Trust, the Adviser receives a fee for performing certain bookkeeping and accounting services for each Fund. For these services, the Adviser receives an annual fee of $25,000 per Fund plus .0025 of 1% of average net assets over $50 million. During the fiscal years ended June 30, 1995 and 1996, the Adviser received aggregate fees of $114,541 and $173,384, respectively, from Income Trust for services performed under this agreement.

                            DISTRIBUTOR

     Shares of the Funds are distributed by Liberty Securities Corporation ("LSC"), under a Distribution Agreement as described under Management of the Funds in the Prospectus, which is incorporated herein by reference. The Distribution Agreement continues in effect from year to year, provided such continuance is approved annually (i) by a majority of the trustees or by a majority of the outstanding voting securities of Income Trust, and (ii) by a majority of the trustees who are not parties to the Agreement or interested persons of any such party. Income Trust has agreed to pay all expenses in connection with registration of its shares with the Securities and Exchange Commission and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectuses and other expenses.

     As agent, LSC offers shares of each Fund to investors in states where the shares are qualified for sale, at net asset value, without sales commissions or other sales load to the investor. No sales commission or "12b-1" payment is paid by any Fund. LSC offers the Funds' shares only on a best-efforts basis.

                         TRANSFER AGENT

     SSI performs certain transfer agency services for Income Trust, as described under Management of the Funds in the Prospectus. For performing these services, SSI receives from each Fund a fee based on an annual rate of 0.150 of 1% of average daily net assets of each Money Market Fund and 0.140 of 1% of average daily net assets of each Bond Fund (but not High Yield Portfolio). The Board of Trustees believes the charges by SSI to the Funds are comparable to those of other companies performing similar services. (See Investment Advisory Services.)

                            CUSTODIAN

     State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, Massachusetts 02101, is the custodian for Income Trust and Base Trust. It is responsible for holding all securities and cash of the Funds, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Funds, and performing other administrative duties, all as directed by authorized persons. The custodian does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds.

     Portfolio securities purchased in the U.S. are maintained in the custody of the Bank or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network, and foreign depositories ("foreign sub-custodians"). Each of the domestic and foreign custodial institutions holding portfolio securities has been approved by the Board of Trustees in accordance with regulations under the Investment Company Act of 1940.

     Each Board of Trustees reviews, at least annually, whether it is in the best interest of each Fund, High Yield Portfolio, and their shareholders to maintain assets in each custodial institution. However, with respect to foreign sub-custodians, there can be no assurance that a Fund, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign sub-custodians, or application of foreign law to a Fund's foreign sub-custodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the United States.

     The Funds may invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

                   INDEPENDENT AUDITORS

     The independent auditors for Income Trust and High Yield Portfolio are Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606. The independent auditors audit and report on the Funds' annual financial statements, review certain regulatory reports and the Funds' federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust.

                PORTFOLIO TRANSACTIONS

     For purposes of discussion under Portfolio Transactions, the term "Fund" refers to Cash Reserves, Government Reserves,
Government Income Fund, Intermediate Bond Fund, Income Fund,
High Yield Fund, and High Yield Portfolio.

     The Adviser places the orders for the purchase and sale of portfolio securities and options and futures contracts for the Bond Funds. Purchases and sales of portfolio securities are ordinarily transacted with the issuer or with a primary market maker acting as principal or agent for the securities on a net basis, with no brokerage commission being paid by a Fund. Transactions placed through dealers reflect the spread between the bid and asked prices. Occasionally, a Fund may make purchases of underwritten issues at prices that include underwriting discounts or selling concessions.

     The Adviser's overriding objective in effecting portfolio transactions is to seek to obtain the best combination of price and execution. The best net price, giving effect to transaction charges, if any, and other costs, normally is an important factor in this decision, but a number of other judgmental factors may also enter into the decision. These include: the Adviser's knowledge of current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others that are considered; the Adviser's knowledge of the financial stability of the broker or dealer selected and such other brokers or dealers; and the Adviser's knowledge of actual or apparent operational problems of any broker or dealer. Recognizing the value of these factors, a Fund may incur a transaction charge in excess of that which another broker or dealer may have charged for effecting the same transaction. Evaluations of the reasonableness of the costs of portfolio transactions, based on the foregoing factors, are made on an ongoing basis by the Adviser's staff and reports are made annually to the Board of Trustees.


     With respect to issues of securities involving brokerage commissions, when more than one broker or dealer is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction for a Fund, the Adviser often selects a broker or dealer that has furnished it with research products or services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends and similar data, and computer databases, quotation equipment and services, research-oriented computer software and services, and services of economic and other consultants. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, the Adviser uses an internal allocation procedure to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by its clients' accounts in the aggregate, including the Funds, to such brokers or dealers to ensure the continued receipt of research products or services the Adviser feels are useful. In certain instances, the Adviser receives from brokers and dealers products or services which are used both as investment research and for administrative, marketing, or other non-research purposes. In such instances, the Adviser makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by the Adviser (without prior agreement or understanding, as noted above) through brokerage commissions generated by transactions of clients (including the Funds), while the portion of the costs attributable to non-research usage of such products or services is paid by the Adviser in cash. No person acting on behalf of a Fund is authorized, in recognition of the value of research products or services, to pay a price in excess of that which another broker or dealer might have charged for effecting the same transaction. The Adviser may also receive research in connection with selling concessions and designations in fixed price offerings in which the Funds participate. Research products or services furnished by brokers and dealers through whom transactions are effected may be used in servicing any or all of the clients of the Adviser and not all such research products or services are used in connection with the management of such Fund.


     The Board has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. The Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Rules of Fair Practice of the National Association of Securities Dealers ("NASD"). Therefore, except with respect to purchases by the Income Fund of municipal securities which are not subject to NASD Rules, the Funds will not attempt to recapture underwriting discounts or selling concessions. If the Income Fund were to purchase municipal securities, it would attempt to recapture selling concessions included in prices paid by the Income Fund in underwritten offerings; however, the Adviser would not be able to negotiate discounts from the fixed offering price for those issuers for which there is a strong demand, and will not allow the failure to obtain a discount to prejudice its ability to purchase an issue for the Income Fund.

     The following table shows any commissions paid by the Bond
Funds on futures transactions during the past three fiscal years. The Funds did not pay commissions on any other transactions.

                             Intermediate               Government
                             Bond Fund   Income Fund   Income Fund
                            -----------  -----------   -----------
Total brokerage commissions
 paid during year ended
 6/30/96                       -0-          -0-            -0-
Number of futures contracts    -0-          -0-            -0-
Total brokerage commissions
 paid during year ended
 6/30/95                     $25,000        -0-          $7,625
Total brokerage commissions
 paid during year ended
 6/30/94                     $32,900        -0-          $5,002

     The Trust has arranged for its custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for portfolio securities. The custodian will credit any such fees received against its custodial fees.

     During the last fiscal year, certain Funds held securities issued by one or more of the Funds' regular broker-dealers or the parent of such broker-dealers that derive more than 15% of gross revenue from securities-related activities. Such holdings were as follows at June 30, 1996:

                                              Amount of Securities
Fund                  Broker-Dealer           Held (in thousands)
Cash Reserves    Lehman Brothers Holdings Inc.      $24,000
                 Morgan Stanley & Company, Inc.      20,000

Intermediate     Kidder Peabody                       3,699
 Bond Fund       Prudential Securities                6,770
                 Merrill Lynch, Pierce,
                   Fenner & Smith                     9,416
                 Lehman Brothers,Inc.                12,720

Income Fund      Goldman Sachs & Company              5,969
                 Lehman Brothers, Inc.                9,720

Government
 Income Fund     Merrill Lynch, Pierce,
                    Fenner & Smith                      597


               ADDITIONAL INCOME TAX CONSIDERATIONS

     Each Fund and High Yield Portfolio intend to comply with the special provisions of the Internal Revenue Code that relieve it of federal income tax to the extent of its net investment income and capital gains currently distributed to shareholders.

     Because capital gain distributions reduce net asset value, if a shareholder purchases shares shortly before a record date, he will, in effect, receive a return of a portion of his investment in such distribution. The distribution would nonetheless be taxable to him, even if the net asset value of shares were reduced below his cost. However, for federal income tax purposes the shareholder's original cost would continue as his tax basis.

     Each Fund expects that none of its dividends will qualify for the deduction for dividends received by corporate shareholders.

      ADDITIONAL INFORMATION ON THE DETERMINATION OF NET
      ASSET VALUE OF THE MONEY MARKET FUNDS

     Please refer to Net Asset Value in the Prospectus, which is incorporated herein by reference. Each Money Market Fund values its portfolio by the "amortized cost method" by which it attempts to maintain its net asset value at $1.00 per share. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value as determined by amortized cost is higher or lower than the price a Fund would receive if it sold the instrument. Other assets are valued at a fair value determined in good faith by the Board of Trustees.

     In connection with the Money Market Funds' use of amortized cost and the maintenance of each Fund's per share net asset value of $1.00, the Trust has agreed, with respect to each Fund:
(i) to seek to maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining relative stability of principal and not in excess of 90 days; (ii) not to purchase a portfolio instrument with a remaining maturity of greater than thirteen months; and (iii) to limit its purchase of portfolio instruments to those instruments that are denominated in U.S. dollars which the Board of Trustees determines present minimal credit risks and that are of eligible quality as determined by any major rating service as defined under SEC Rule 2a-7 or, in the case of any instrument that is not rated, of comparable quality as determined by the Board.

     Each Money Market Fund has also agreed to establish procedures reasonably designed to stabilize the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Funds' portfolio holdings by the Board of Trustees, at such intervals as it deems appropriate, to determine whether the Funds' net asset values calculated by using available market quotations or market equivalents deviate from $1.00 per share based on amortized cost. Calculations are made to compare the value of its investments valued at amortized cost with market value. Market values are obtained by using actual quotations provided by market makers, estimates of market value, values from yield data obtained from reputable sources for the instruments, values obtained from the Adviser's matrix, or values obtained from an independent pricing service. Any such service might value a Fund's investments based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The service may also employ electronic data processing techniques, a matrix system or both to determine valuations.

     In connection with each Money Market Fund's use of the amortized cost method of portfolio valuation to maintain its net asset value at $1.00 per share, a Fund might incur or anticipate an unusual expense, loss, depreciation, gain or appreciation that would affect its net asset value per share or income for a particular period. The extent of any deviation between a Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Board of Trustees as it deems appropriate. If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated. In the event the Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take such action as it considers appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Actions which the Board might take include: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; increasing, reducing, or suspending dividends or distributions from capital or capital gains; or redeeming shares in kind. The Board might also establish a net asset value per share by using market values, as a result of which the net asset value might deviate from $1.00 per share.

                  INVESTMENT PERFORMANCE

Money Market Funds

     A Money Market Fund may quote a "Current Yield" or "Effective Yield" or both from time to time. The Current Yield is an annualized yield based on the actual total return for a seven-day period. The Effective Yield is an annualized yield based on a daily compounding of the Current Yield. These yields are each computed by first determining the "Net Change in Account Value" for a hypothetical account having a share balance of one share at the beginning of a seven-day period ("Beginning Account Value"), excluding capital changes. The Net Change in Account Value will always equal the total dividends declared with respect to the account, assuming a constant net asset value of $1.00.

     The yields are then computed as follows:

                 Net Change in Account Value    365
                 ---------------------------    ----
Current Yield  =  Beginning Account Value     x  7

                   [1 + Net Change in Account Value]365/7
                   --------------------------------------
Effective Yield  =      Beginning Account Value              -  1

     For example, the yields of the Money Market Funds for the seven-day period ended June 30, 1996 were:

Cash Reserves
                  $.00089954     365
                  -----------    ---
Current Yield  =     $1.00     x  7            =  4.70%

                    [1+$.00089954]35/7
                    -------------------
Effective Yield  =         $1.00        -  1   =  4.80%

Government Reserves
                  $.000863014    365
                  -----------    ----
Current Yield  =     $1.00     x  7            =  4.50%

                   [1+$.000863014]365/7
                   --------------------
Effective Yield  =       $1.00           -  1  =  4.60%

     The average dollar-weighted portfolio maturities of Cash
Reserves and of Government Reserves for the seven days ended
June 30, 1996 were 48 and 56 days, respectively.

     In addition to fluctuations reflecting changes in net income of a Money Market Fund resulting from changes in income earned on its portfolio securities and in its expenses, a Fund's yield also would be affected if the Fund were to restrict or supplement its dividends in order to maintain its net asset value at $1.00. (See Net Asset Value in the Money Market Funds' Prospectus and Additional Information on the Determination of Net Asset Value of the Money Market Funds herein.) Portfolio changes resulting from net purchases or net redemptions of Fund shares may affect yield. Accordingly, a Fund's yield may vary from day to day and the yield stated for a particular past period is not a representation as to its future yield. A Fund's yield is not assured, and its principal is not insured; however, each Money Market Fund will attempt to maintain its net asset value per share at $1.00.

     Comparison of a Money Market Fund's yield with those of alternative investments (such as savings accounts, various types of bank deposits, and other money market funds) should be made with consideration of differences between the Fund and the alternative investments, differences in the periods and methods used in the calculation of the yields being compared, and the impact of income taxes on alternative investments.

Bond Funds

     A Bond Fund may quote yield figures from time to time. The "Yield" of a Bond Fund is computed by dividing the net investment income per share earned during a 30-day period (using the average number of shares entitled to receive dividends) by the net asset value per share on the last day of the period.
The Yield formula provides for semiannual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.

                                                          6
 The Yield formula is as follows:  YIELD = 2[((a-b/cd) +1)  -1].

 Where:  a  =  dividends and interest earned during the period
            . (For this purpose, the Fund will recalculate the yield to maturity based on market value of each portfolio security on each business day on which net asset value is calculated.)
         b  =  expenses accrued for the period (net of
               reimbursements).
         c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
         d  =  the ending net asset value of the Fund for the period.

     For example, the Yields of the Bond Funds for the 30-day period ended June 30, 1996 were:

      Government Income Fund Yield  =  6.65%
      Intermediate Bond Fund Yield  =  6.14%
      Income Fund Yield             =  7.36%
                _____________________

     Each Fund may quote total return figures from time to time. A "Total Return" on a per share basis is the amount of dividends received per share plus or minus the change in the net asset value per share for a period. A "Total Return Percentage" may be calculated by dividing the value of a share at the end of a period (including reinvestment of distributions) by the value of the share at the beginning of the period and subtracting one.

                                                                n
Average Annual Total Return is computed as follows: ERV = P(1+T)

 Where:   P  =  a hypothetical initial payment of $1,000
          T  =  average annual total return
          n  =  number of years
        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period at the end of the period (or fractional portion thereof).

     For example, for a $1,000 investment in a Fund, the "Total
Return," the "Total Return Percentage," and the "Average Annual
Total Return" at June 30, 1996 were:

                               TOTAL RETURN    AVERAGE ANNUAL
             TOTAL RETURN       PERCENTAGE      TOTAL RETURN
Cash Reserves
1 year         $1,051             5.07%         5.07%
5 years         1,218            21.83          4.03
10 years        1,721            72.12          5.58

Government
 Reserves
1 year          1,050             5.01          5.01
5 years         1,214            21.35          3.95
10 years        1,687            68.67          5.37

Government
 Income Fund
1 year          1,046             4.63          4.63
5 years         1,414            41.44          7.18
10 years        2,028           102.80          7.33

Intermediate
 Bond Fund
1 year          1,058             5.76          5.76
5 years         1,461            46.14          7.88
10 years        2,089           108.92          7.65

Income Fund
1 year          1,057             5.70          5.70
5 years         1,565            56.50          9.37
10 years        2,293           129.34          8.65

     Investment performance figures assume reinvestment of all dividends and distributions and do not take into account any federal, state, or local income taxes which shareholders must pay on a current basis. They are not necessarily indicative of future results. The performance of a Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although investment performance information is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

     In advertising and sales literature, a Fund may compare its yield and performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of the Funds. Comparison of a Fund to an alternative investment should be made with consideration of differences in features and expected performance.

     All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Funds believe to be generally accurate. A Fund may also note its mention in newspapers, magazines, or other media from time to time. However, the Funds assume no responsibility for the accuracy of such data. Newspapers and magazines that might mention the Funds include, but are not limited to, the following:

Architectural Digest
Arizona Republic
Atlanta Constitution
Associated Press
Barron's
Bloomberg
Boston Herald
Business Week
Chicago Tribune
Chicago Sun-Times
Cleveland Plain Dealer
CNBC
CNN
Crain's Chicago Business
Consumer Reports
Consumer Digest
Dow Jones Newswire
Fee Advisor
Financial Planning
Financial World
Forbes
Fortune
Fund Action
Fund Decoder
Gourmet
Individual Investor
Investment Adviser
Investment Dealers' Digest
Investor's Business Daily
Kiplinger's Personal Finance Magazine
Knight-Ridder
Lipper Analytical Services
Los Angeles Times
Louis Rukeyser's Wall Street
Money
Morningstar
Mutual Fund Market News
Mutual Fund News Service
Mutual Funds Magazine
Newsweek
The New York Times
No-Load Fund Investor
Pension World
Pensions and Investment
Personal Investor
Physicians Financial News
Jane Bryant Quinn (syndicated column)
The San Francisco Chronicle
Securities Industry Daily
Smart Money
Smithsonian
Strategic Insight
Time
Travel & Leisure
USA Today
U.S. News & World Report
Value Line
The Wall Street Journal
The Washington Post
Working Women
Worth
Your Money

     All of the Funds may compare their performance to the Consumer Price Index (All Urban), a widely-recognized measure of inflation.

     A Fund's performance may be compared to the following as indicated below:

BENCHMARK                                                FUND(S)
CS First Boston High Yield Index                         High Yield
Donoghue's Money Fund Averages [trademark]--Aggressive   Cash Reserves
Donoghue's Money Fund Averages [trademark]--All Taxable  Cash Reserves,
                                                         Government Reserves
Donoghue's Money Fund Averages [trademark]--Government   Government Reserves
Donoghue's Money Fund Averages [trademark]--Prime        Cash Reserves
Donoghue's Money Fund Averages [trademark]--Prime
  and Eurodollar                                         Cash Reserves
Donoghue's Money Fund Averages [trademark]--Prime,
  Eurodollar, and Yankeedollar                           Cash Reserves
Donoghue's Money Fund Averages [trademark]--Taxable
(Includes the previous four categories)                  Cash Reserves
Donoghue's Money Fund Averages [trademark]--U.S.
  Government & Agencies                                  Government Reserves
Donoghue's Money Fund Averages [trademark]--U.S.
  Treasury                                               Government Reserves
Lehman Aggregate Index                                   Intermediate Bond Fund
Lehman Government Bond Index                             Government Income Fund
Lehman Government/Corporate Index                        Intermediate Bond Fund
Lehman High Yield Bond Index                             High Yield Fund
Lehman High Yield Corporate Bond Index                   High Yield Fund
Lehman Intermediate Corporate Bond Index                 Income Fund
Lehman Intermediate Government/Corporate Index           Intermediate Bond Fund
Lipper All Long-Term Fixed Income Funds Average          Government Income
                                                         Fund, Intermediate
                                                         Bond Fund, Income Fund
Lipper Corporate Bond Funds (A Rated) Average            Intermediate Bond Fund
Lipper Corporate Bond Funds (BBB Rated) Average          Income Fund
Lipper Intermediate-Term (5-10 Year) Investment
  Grade Debt Funds Average                               Intermediate Bond Fund
Lipper Long-Term Taxable Bond Funds Average              Government Income
                                                         Fund, Intermediate
                                                         Bond Fund, Income Fund
Lipper Money Market Instrument Funds Average             Cash Reserves
Lipper Short-Term Income Fund Average                    Cash Reserves,
                                                         Government Reserves
Lipper Short-Term U.S. Government Funds Average          Government Reserves
Lipper U.S. Government Funds Average                     Government Income Fund
Merrill Lynch Corporate and Government Master Index      Government Income
                                                         Fund, Intermediate
                                                         Bond Fund, Income Fund
Merrill Lynch High-Yield Master Index                    Income Fund, High
                                                         Yield Fund
Merrill Lynch Mortgage Master Index                      Government Income Fund
Morningstar All Long-Term Fixed Income Funds Average     Government Income
                                                         Fund, Intermediate
                                                         Bond Fund, Income Fund
Morningstar Corporate Bond (General) Average             Income Fund, High
                                                         Yield Fund
Morningstar Corporate Bond (High Quality) Average        Intermediate Bond Fund
Morningstar Government Bond (General) Average            Government Income Fund
Morningstar Long-Term Taxable Bond Funds Average         Government Income
                                                         Fund, Intermediate
                                                         Bond Fund, Income Fund
Salomon Brothers Broad Investment Grade Bond Index       Government Income
                                                         Fund, Intermediate
                                                         Bond Fund, Income Fund
Salomon Brothers Extended High Yield Market Index        High Yield Fund
Salomon Brothers High Yield Market Index                 High Yield
Salomon Brothers Mortgage Index                          Government Income Fund

     The Lipper and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated, and published by these independent services that monitor the performance of mutual funds. The Funds may also use comparative performance as computed in a ranking by these services or category averages and rankings provided by another independent service. Should these services reclassify a Fund to a different category or develop (and place a Fund into) a new category, that Fund may compare its performance or rank against other funds in the newly-assigned category (or the average of such category) as published by the service.


     In advertising and sales literature, a Fund may also cite its rating, recognition, or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of its monthly returns less the 3-month T-bill return) from its load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.


     The Merrill Lynch Mortgage Master Index measures total return performance of federal agency mortgage-backed pass-through securities. The Merrill Lynch High-Yield Master Index measures the total return performance of corporate debt issues rated less than investment grade but not in default. The Merrill Lynch Corporate and Government Master Index measures total return performance of a broad range of U.S. Treasury, federal agency, and corporate debt securities, but excluding mortgage-backed securities.

     The Salomon Brothers Broad Investment Grade Bond Index measures the market-weighted total return of a wide range of debt securities, including U.S. Treasury/agency securities, investment-grade corporate bonds, and mortgage pass-through securities. The Salomon Brothers Mortgage Index measures total return of the mortgage pass-through securities market.

     Each Money Market Fund may compare its after-tax yield
(computed by multiplying the yield by one minus the highest marginal federal individual tax rate) to the average yield for the tax-free categories of the aforementioned services.

     Investors may desire to compare the performance and features of the Money Market Funds to those of various bank products. Each Fund may compare its yield to the average rates of bank and thrift institution money market deposit accounts, Super N.O.W. accounts, and certificates of deposit. The rates published weekly by the BANK RATE MONITOR [copyright], a North Palm Beach (Florida) financial reporting service, in its BANK RATE MONITOR [copyright] National Index are averages of the personal account rates offered on the Wednesday prior to the date of publication by one hundred leading banks and thrift institutions in the top ten Consolidated Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. Super N.O.W. accounts generally offer unlimited checking, while money market deposit accounts generally restrict the number of checks that may be written. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution. Bank account deposits may be insured. Shareholder accounts in a Fund are not insured. Bank passbook savings accounts compete with money market mutual fund products with respect to certain liquidity features but may not offer all of the features available from a money market mutual fund, such as check writing. Bank passbook savings accounts normally offer a fixed rate of interest while the yield of each Fund fluctuates. Bank checking accounts normally do not pay interest but compete with money market mutual funds with respect to certain liquidity features (e.g., the ability to write checks against the account). Bank certificates of deposit may offer fixed or variable rates for a set term. (Normally, a variety of terms are available.) Withdrawal of these deposits prior to maturity will normally be subject to a penalty. In contrast, shares of a Fund are redeemable at the next determined net asset value (normally, $1.00 per share) after a request is received, without charge.

     Of course, past performance is not indicative of future
results.
                    ____________________

     To illustrate the historical returns on various types of financial assets, the Funds may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types:

Common stocks
Small company stocks
Long-term corporate bonds
Long-term government bonds
Intermediate-term government bonds
U.S. Treasury bills
Consumer Price Index
                   ____________________

     A Fund may also use hypothetical returns to be used as an example in a mix of asset allocation strategies. One such example is reflected in the chart below, which shows the effect of tax deferral on a hypothetical investment. This chart assumes that an investor invested $2,000 a year on January 1, for any specified period, in both a Tax-Deferred Investment and a Taxable Investment, that both investments earn either 3%, 5%, 7%, or 9% compounded annually, and that the investor withdrew the entire amount at the end of the period. (A tax rate of 39.6% is applied annually to the Taxable Investment and on the withdrawal of earnings on the Tax-Deferred Investment.)

               TAX-DEFERRED INVESTMENT VS. TAXABLE INVESTMENT

Interest
Rate   3%        5%        7%        9%        3%       5%        7%       9%
--------------------------------------------------------------------------------
Com-
pound-
ing
Years       Tax-Deferred Investment                 Taxable Investment
----  ------------------------------------  ------------------------------------

30   $82,955  $108,031  $145,856  $203,239  $80,217  $98,343  $121,466  $151,057
25    65,164    80,337   101,553   131,327   63,678   75,318    89,528   106,909
20    49,273    57,781    68,829    83,204   48,560   55,476    63,563    73,028
15    35,022    39,250    44,361    50,540   34,739   38,377    42,455    47,025
10    22,184    23,874    25,779    27,925   22,106   23,642    25,294    27,069
 5    10,565    10,969    11,393    11,840   10,557   10,943    11,342    11,754
 1    2,036      2,060     2,085     2,109    2,036    2,060     2,085     2,109

     Average Life Calculations. From time to time, a Fund may quote an average life figure for its portfolio. Average life is the weighted average period over which the Adviser expects the principal to be paid, and differs from stated maturity in that it estimates the effect of expected principal prepayments and call provisions. With respect to GNMA securities and other mortgage-backed securities, average life is likely to be substantially less than the stated maturity of the mortgages in the underlying pools. With respect to obligations with call provisions, average life is typically the next call date on which the obligation reasonably may be expected to be called. Securities without prepayment or call provisions generally have an average life equal to their stated maturity.

     Dollar Cost Averaging. Dollar cost averaging is an investment strategy that requires investing a fixed amount of money in Fund shares at set intervals. This allows you to purchase more shares when prices are low and fewer shares when prices are high. Over time, this tends to lower your average cost per share.

     Like any investment strategy, dollar cost averaging can't guarantee a profit or protect against losses in a steadily declining market. Dollar cost averaging involves uninterrupted investing regardless of share price and therefore may not be appropriate for every investor.

     From time to time, a Fund may offer in its advertising and sales literature to send an investment strategy guide, a tax guide, or other supplemental information to investors and shareholders. It may also mention the Stein Roe Counselor [SERVICE MARK] and Stein Roe Personal Counselor [SERVICE MARK] Programs and asset allocation and other investment strategies.

                       APPENDIX--RATINGS

RATINGS IN GENERAL

     A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of debt securities should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

     The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and
Standard & Poor's Corporation ("S&P").

CORPORATE BOND RATINGS

RATINGS BY MOODY'S

     Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of such bonds.

     Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

     A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa. Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

RATINGS BY S&P

     AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.

     AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

     BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC, or C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     C1. This rating is reserved for income bonds on which no interest is being paid.

     D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTES:
The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Foreign debt is rated on the same basis as domestic debt measuring the creditworthiness of the issuer; ratings of foreign debt do not take into account currency exchange and related uncertainties.

The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

COMMERCIAL PAPER RATINGS

RATINGS BY MOODY'S

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime-1        Highest Quality
Prime-2        Higher Quality
Prime-3        High Quality

     If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

RATINGS BY S&P

     A brief description of the applicable rating symbols and their meaning follows:

     A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

     A-1. This designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a) 1. Financial statements included in Part A of this Amendment to the Registration Statement: Financial Highlights.

    2.  Financial statements included in Part B of this Amendment:
        Financial statements (investments as of 6/30/96, balance sheets as of 6/30/96, statements of operations for the year ended 6/30/96, statements of changes in net assets for each of the two years in the period ended 6/30/96, and notes thereto) are incorporated by reference to Registrant's 6/30/96 annual reports.

(b) Exhibits: [Note: As used herein, the term "Registration Statement" refers to the Registration Statement of the Registrant on Form N-1A under the Securities Act of 1933, No. 33-02633. The terms "Pre-Effective Amendment" and "PEA" refer, respectively, to a pre-effective amendment and a post-effective amendment to the Registration Statement.]

    1. (a) Agreement and Declaration of Trust as amended through 10/25/94. (Exhibit 1 to PEA #27.)*
        (b) Amendment to Agreement and Declaration of Trust dated 11/1/95. (Exhibit 1(b) to PEA #28.)*

    2.  By-Laws of Registrant as amended through 2/3/93.  (Exhibit
        2 to PEA #29.)*

    3.  None.

    4.  None.  Registrant no longer issues share certificates.

    5. (a) Management agreement between Registrant and Stein Roe & Farnham Incorporated (the "Adviser") as amended through 11/1/96. (Exhibit 5(a) to PEA #30.)*
        (b) Expense undertakings of the Adviser with respect to Stein Roe Income Fund dated 10/29/93; and with respect to Stein Roe Government Income Fund, Stein Roe Government Reserves Fund, and Stein Roe High Yield Fund dated 10/31/96. (Exhibit 5(b) to PEA #30.)*

    6.  Underwriting agreement between the Stein Roe Funds and
        Liberty Securities Corporation as amended through 10/28/92. (Exhibit 6 to PEA #29.)*

    7.  None.

    8.  Custodian contract between Registrant and State Street
        Bank and Trust Company dated 2/24/86 as amended through 5/8/95. (Exhibit 8 to PEA #27).*

    9. (a) Transfer agency agreement dated 8/1/95 between Registrant and SteinRoe Services Inc. as amended through 11/1/96. (Exhibit 9(a) to PEA #30.)*
        (b) Accounting and Bookkeeping Agreement between Registrant and the Adviser as amended through November 1, 1996. (Exhibit 9(b) to PEA #30.)*
        (c) Administrative Agreement between Registrant and the Adviser as amended through November 1, 1996. (Exhibit 9(c) to PEA #30.)*
        (d) Sub-transfer agency agreement with Colonial Investors Service Center, Inc. dated July 3, 1996. (Exhibit 9(d) to PEA #30.)*

   10. (a) Opinions and consents of Ropes & Gray. (Exhibit 10(a) to PEA #29.)*
        (b) Opinions and consents of Bell, Boyd & Lloyd with respect to the series SteinRoe High-Yield Bonds (now named Stein Roe Income Fund), SteinRoe Cash Reserves, SteinRoe Government Reserves, SteinRoe Governments Plus (now named Stein Roe Government Income Fund), and SteinRoe Managed Bonds (now named Stein Roe Intermediate Bond Fund). (Exhibit 10(b) to PEA #29.)*
        (c) Opinion and consent of Bell, Boyd & Lloyd with respect to the series Stein Roe High Yield Fund. (Exhibit 10(c) to PEA #30.)*

   11.  (a) Consent of Ernst & Young LLP, independent auditors.
        (b) Consent of Morningstar, Inc.  (Exhibit 11(b) to PEA
            #29.)*

   12.  None.

   13.  Inapplicable.

   14.  (a) Stein Roe Funds Individual Retirement Account Plan.
            (Exhibit 14(a) to PEA #28.)*
        (b) Stein Roe & Farnham Prototype Paired Defined
            Contribution Plan. (Exhibit 14(b) to PEA #14.)*

   15.  None.

   16. Schedules for computation of yield and total return of SteinRoe High-Yield Bonds (now named Stein Roe Income
        Fund), SteinRoe Governments Plus (now named Stein Roe Government Income Fund), SteinRoe Managed Bonds (now named Stein Roe Intermediate Bond Fund), Stein Roe Cash Reserves, Stein Roe Government Reserves. (Exhibit 16 to PEA #29.)*

   17.  (a) Financial Data Schedule--Income Fund.
        (b) Financial Data Schedule--Government Income Fund.
        (c) Financial Data Schedule--Intermediate Bond Fund.
        (d) Financial Data Schedule--Cash Reserves Fund.
        (e) Financial Data Schedule--Government Reserves Fund.

   18.  Inapplicable.

   19.  (Miscellaneous.)
        (a) Fund Application.  (Exhibit 19(a) to PEA #30.)*
        (b) Automatic Redemption Services Application.  (Exhibit
            19(b) to PEA #29.)*
     ________
     *Incorporated by reference.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
          REGISTRANT.

The Registrant does not consider that it is directly or indirectly controlling, controlled by, or under common control with other persons within the meaning of this Item. See "Investment Advisory Services," "Management," and "Transfer Agent" in the Statement of Additional Information, each of which is incorporated herein by reference.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

                                         Number of Record Holders
   Title of Series                        as of January 31, 1997
   ---------------                       -----------------------
Stein Roe Cash Reserves Fund......................19,872
Stein Roe Government Reserves Fund................ 1,908
Stein Roe Income Fund............................. 3,859
Stein Roe Government Income Fund.................. 1,275
Stein Roe Intermediate Bond Fund.................. 5,054
Stein Roe High Yield Fund ........................   195

ITEM 27.  INDEMNIFICATION.

Article Tenth of the Agreement and Declaration of Trust of Registrant (Exhibit 1), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including each person who serves or has served at Registrant's request as a director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

Section 17(h) of the Investment Company Act of 1940 ("1940 Act") provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Tenth shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Unless otherwise permitted under the 1940 Act,

(i) Article Tenth does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

(ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Tenth unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither "interested persons" of Registrant, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding ("disinterested, non-party trustees"), or (b) an independent legal counsel as expressed in a written opinion; and

(iii) Registrant will not advance attorneys' fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Any approval of indemnification pursuant to Article Tenth does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Tenth as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article Tenth also provides that its indemnification provisions are not exclusive.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant, its trustees and officers, its investment adviser, the other investment companies advised by the adviser, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment adviser or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

Pursuant to the indemnification agreement among the Registrant, its transfer agent and its investment adviser, the Registrant, its trustees, officers and employees, its transfer agent and the transfer agent's directors, officers and employees are indemnified by Registrant's investment adviser against any and all losses, liabilities, damages, claims and expenses arising out of any act or omission of the Registrant or its transfer agent performed in conformity with a request of the investment adviser that the transfer agent and the Registrant deviate from their normal procedures in connection with the issue, redemption or transfer of shares for a client of the investment adviser.

Registrant, its trustees, officers, employees and representatives and each person, if any, who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933 are indemnified by the distributor of Registrant's shares (the "distributor"), pursuant to the terms of the distribution agreement, which governs the distribution of Registrant's shares, against any and all losses, liabilities, damages, claims and expenses arising out of the acquisition of any shares of the Registrant by any person which (i) may be based upon any wrongful act by the distributor or any of the distributor's directors, officers, employees or representatives or (ii) may be based upon any untrue or alleged untrue statement of a material fact contained in a registration statement, prospectus, statement of additional information, shareholder report or other information covering shares of the Registrant filed or made public by the Registrant or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement therein not misleading if such statement or omission was made in reliance upon information furnished to the Registrant by the distributor in writing. In no case does the distributor's indemnity indemnify an indemnified party against any liability to which such indemnified party would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of its or his duties or by reason of its or his reckless disregard of its or his obligations and duties under the distribution agreement.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

The Adviser is a wholly-owned subsidiary of SteinRoe Services Inc. ("SSI"), which in turn is a wholly-owned subsidiary of Liberty Financial Companies, Inc., which a majority-owned subsidiary of LFC Holdings, Inc., which is a wholly owned subsidiary of Liberty Mutual Equity Corporation, which is a wholly owned subsidiary of Liberty Mutual Insurance Company. The Adviser acts as investment adviser to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to Registrant, it also acts as investment adviser to other investment companies having different investment policies.

For a two-year business history of officers and directors of the Adviser, please refer to the Form ADV of Stein Roe & Farnham Incorporated and to the section of the statement of additional information (part B) entitled "Investment Advisory Services."

Certain directors and officers of the Adviser also serve and have during the past two years served in various capacities as officers, directors, or trustees of SSI and of the Registrant,
Stein Roe Investment Trust, Stein Roe Municipal Trust, SR&F Base Trust, Stein Roe Advisor Trust, Stein Roe Institutional Trust,
Stein Roe Trust, SteinRoe Variable Investment Trust and LFC Utilities Trust, investment companies managed by the Adviser. (The listed entities are located at One South Wacker Drive, Chicago, Illinois 60606, except for SteinRoe Variable Investment Trust, which is located at Federal Reserve Plaza, Boston, MA 02210 and LFC Utilities Trust, which is located at One Financial Center, Boston, MA 02111.) A list of such capacities is given below.
                                                    POSITION FORMERLY
                                                    HELD WITHIN
                      CURRENT POSITION              PAST TWO YEARS
                      -------------------           --------------
STEINROE SERVICES INC.
Gary A. Anetsberger   Vice President
Timothy K. Armour     Vice President
Jilaine Hummel Bauer  Vice President; Secretary
Kenneth J. Kozanda    Vice President; Treasurer
Kenneth R. Leibler    Director
C. Allen Merritt, Jr. Director; Vice President
Hans P. Ziegler       Director, President,          Vice Chairman
                       Chairman

SR&F BASE TRUST
Gary A. Anetsberger   Senior Vice-President         Controller
Timothy K. Armour     President; Trustee
Jilaine Hummel Bauer  Executive Vice-President; Secy.
Ann H. Benjamin                                     Vice-President
Thomas W. Butch       Executive Vice-President
Michael T. Kennedy                                  Vice-President
Lynn C. Maddox                                      Vice-President
Jane M. Naeseth                                     Vice-President
Thomas P. Sorbo                                     Vice-President
Hans P. Ziegler       Executive Vice-President

STEIN ROE INCOME TRUST
Gary A. Anetsberger   Senior Vice-President         Controller
Timothy K. Armour     President; Trustee
Jilaine Hummel Bauer  Executive V-P; Secretary
Ann H. Benjamin       Vice-President
Thomas W. Butch       Executive Vice-President      Vice-President
Philip J. Crosley     Vice-President
Michael T. Kennedy    Vice-President
Steven P. Luetger                                   Vice-President
Lynn C. Maddox        Vice-President
Anne E. Marcel        Vice-President
Jane M. Naeseth       Vice-President
Thomas P. Sorbo       Vice-President
Hans P. Ziegler       Executive Vice-President

STEIN ROE INVESTMENT TRUST
Gary A. Anetsberger   Senior Vice-President         Controller
Timothy K. Armour     President; Trustee
Jilaine Hummel Bauer  Executive V-P; Secretary
Bruno Bertocci        Vice-President
David P. Brady        Vice-President
Thomas W. Butch       Executive Vice-President      Vice-President
Daniel K. Cantor      Vice-President
Philip J. Crosley     Vice-President
E. Bruce Dunn         Vice-President
Erik P. Gustafson     Vice-President
David P. Harris       Vice-President
Harvey B. Hirschhorn  Vice-President
Eric S. Maddix        Vice-President
Lynn C. Maddox        Vice-President
Anne E. Marcel        Vice-President
Richard B. Peterson   Vice-President
Gloria J. Santella    Vice-President
Thomas P. Sorbo       Vice-President
Hans P. Ziegler       Executive Vice-President

STEIN ROE MUNICIPAL TRUST
Gary A. Anetsberger   Senior Vice-President         Controller
Timothy K. Armour     President; Trustee
Jilaine Hummel Bauer  Executive V-P; Secretary
Thomas W. Butch       Executive Vice-President      Vice-President
Joanne T. Costopoulos Vice-President
Philip J. Crosley     Vice-President
Lynn C. Maddox        Vice-President
Anne E. Marcel        Vice-President
M. Jane McCart        Vice-President
Thomas P. Sorbo       Vice-President
Hans P. Ziegler       Executive Vice-President

STEIN ROE ADVISOR TRUST
Gary A. Anetsberger   Senior Vice-President
Timothy K. Armour     President; Trustee
Jilaine Hummel Bauer  Executive V-P; Secretary
Bruno Bertocci        Vice-President
David P. Brady        Vice-President
Thomas W. Butch       Executive Vice-President      Vice-President
Daniel K. Cantor      Vice-President
Philip J. Crosley     Vice-President
E. Bruce Dunn         Vice-President
Erik P. Gustafson     Vice-President
David P. Harris       Vice-President
Harvey B. Hirschhorn  Vice-President
Eric S. Maddix        Vice-President
Lynn C. Maddox        Vice-President
Anne E. Marcel        Vice-President
Richard B. Peterson   Vice-President
Gloria J. Santella    Vice-President
Thomas P. Sorbo       Vice-President
Hans P. Ziegler       Executive Vice-President

STEIN ROE INSTITUTIONAL TRUST and STEIN ROE TRUST
Gary A. Anetsberger   Senior Vice-President
Timothy K. Armour     President; Trustee
Jilaine Hummel Bauer  Executive V-P; Secretary
Ann H. Benjamin       Vice-President
Thomas W. Butch       Executive Vice-President      Vice-President
Philip J. Crosley     Vice-President
Michael T. Kennedy    Vice-President
Steven P. Luetger                                   Vice-President
Lynn C. Maddox        Vice-President
Anne E. Marcel        Vice-President
Jane M. Naeseth       Vice-President
Thomas P. Sorbo       Vice-President
Hans P. Ziegler       Executive Vice-President

STEINROE VARIABLE INVESTMENT TRUST
Gary A. Anetsberger   Treasurer
Timothy K. Armour     Vice President
Jilaine Hummel Bauer  Vice President
Ann H. Benjamin       Vice President
E. Bruce Dunn         Vice President
Erik P. Gustafson     Vice President
Harvey B. Hirschhorn  Vice President
Michael T. Kennedy    Vice President
Jane M. Naeseth       Vice President
Richard B. Peterson   Vice President

LFC UTILITIES TRUST
Gary A. Anetsberger   Vice President
Ophelia L. Barsketis  Vice President
Deborah A. Jansen     Vice President

ITEM 29.  PRINCIPAL UNDERWRITERS.

Registrant's principal underwriter, Liberty Securities Corporation, is a wholly owned subsidiary of Liberty Investment Services, Inc., a wholly owned subsidiary of Liberty Financial Services, Inc. which, in turn, is a wholly owned subsidiary of Liberty Financial Companies, Inc. Liberty Financial Companies, Inc. is a public corporation whose majority shareholder is LFC Holdings, Inc., a wholly owned subsidiary of Liberty Mutual Equity Corporation. Liberty Mutual Equity Corporation is a wholly owned subsidiary of Liberty Mutual Insurance Company.

Liberty Securities Corporation is principal underwriter for the following investment companies:

Stein Roe Income Trust
Stein Roe Municipal Trust
Stein Roe Investment Trust
Stein Roe Institutional Trust
Stein Roe Advisor Trust
Stein Roe Trust

Set forth below is information concerning the directors and officers of Liberty Securities Corporation:
                                                        Positions
                      Positions and Offices             and Offices
Name                    with Underwriter            with Registrant
------------------    --------------------          ---------------
Porter P. Morgan      Chairman of the Board; Director       None
Frank L. Tarantino    President; Chief Operating
                        Officer; Director                   None
Robert L. Spadafora   Executive Vice President -
                        Sales and Marketing                 None
John T. Treece, Jr.   Senior Vice President - Operations    None
John W. Reading       Senior Vice President and
                        Assistant Secretary                 None
Valerie A. Arendell   Senior Vice President - Sales         None
Gerald H. Stanney,    Vice President and Compliance
   Jr.                  Officer (Boston)                    None
Jilaine Hummel Bauer  Vice President and Compliance     Exec. V-P &
                        Officer (Chicago)                Secretary
Bruce F. Ripepi       Vice President, General Counsel       None
                        and Assistant Secretary
Timothy K. Armour     Vice President                     President,
                                                         Trustee
Lindsay Cook          Vice President                     Trustee
Ralph E. Nixon        Vice President                        None
Joyce B. Riegel       Vice President                        None
Heidi J. Walter       Vice President                        V-P
Glenn E. Williams     Assistant Vice President              None
Philip J. Iudice      Treasurer                             None
John A. Benning       Secretary                             None
John A. Davenport     Assistant Secretary                   None
Marjorie M. Pluskota  Assistant Secretary                   None
C. Allen Merritt, Jr. Assistant Treasurer; Assistant
                        Secretary; Director                 None

The principal business address of Mr. Armour,Ms. Bauer, Ms. Pluskota, Ms. Riegel and Ms. Walter is One South Wacker Drive, Chicago, IL 60606; that of Mr. Williams is Two Righter Parkway, Wilmington, DE 19803; and that of the other officers is 600 Atlantic Avenue, Boston, MA 02210-2214.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.
          Jilaine Hummel Bauer
          Executive Vice-President and Secretary
          One South Wacker Drive
          Chicago, Illinois  60606

ITEM 31.  MANAGEMENT SERVICES.

None.

ITEM 32.  UNDERTAKINGS.

Since the information called for by Item 5A for the Funds (other than the Money Market Funds, to which this item does not relate) is contained in the latest annual report to shareholders, Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the latest annual report to shareholders of the Bond Funds upon request and without charge.

Registrant hereby undertakes to file a post-effective amendment relating to the series Stein Roe High Yield Fund using financial statements, which need not be certified, within four to six months from the effective date of this Registration Statement.

                             SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 18th day of February, 1997.

                                   STEIN ROE INCOME TRUST

                                   By   TIMOTHY K. ARMOUR
                                        Timothy K. Armour
                                        President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature*                     Title                     Date
------------------------    ---------------------   --------------

TIMOTHY K. ARMOUR           President and Trustee  February 18, 1997
Timothy K. Armour
Principal Executive Officer

GARY A. ANETSBERGER         Senior Vice-President  February 18, 1997
Gary A. Anetsberger
Principal Financial Officer

SHARON R. ROBERTSON         Controller             February 18, 1997
Sharon R. Robertson
Principal Accounting Officer

KENNETH L. BLOCK            Trustee                February 18, 1997
Kenneth L. Block

WILLIAM W. BOYD             Trustee                February 18, 1997
William W. Boyd

LINDSAY COOK                Trustee                February 18, 1997
Lindsay Cook

__________________          Trustee                _________________
Douglas A. Hacker

JANET LANGFORD KELLY        Trustee                February 18, 1997
Janet Langford Kelly

FRANCIS W. MORLEY           Trustee                February 18, 1997
Francis W. Morley

CHARLES R. NELSON           Trustee                February 18, 1997
Charles R. Nelson

THOMAS C. THEOBALD          Trustee                February 18, 1997
Thomas C. Theobald

*This Registration Statement has also been signed by the above persons in their capacities as trustees and officers of SR&F Base
Trust as it relates to Stein Roe High Yield Fund.

                    STEIN ROE INCOME TRUST
           INDEX TO EXHIBITS FILED WITH THIS AMENDMENT

Exhibit
Number   Description
-------  -------------

11(a)    Consent of Ernst & Young LLP

17(a)    Financial Data Schedule--Stein Roe Income Fund

17(b)    Financial Data Schedule--Stein Roe Government Income Fund

17(c)    Financial Data Schedule--Stein Roe Intermediate Bond Fund

17(d)    Financial Data Schedule--Stein Roe Cash Reserves Fund

17(e)    Financial Data Schedule--Stein Roe Government Reserves Fund